Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	OIL STATES INTERNATIONAL, INC
Entity Central Index Key	0001121484
Document Type	S-4
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer

Consolidated Statements of Income (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Product					$ 1,282,212	$ 1,279,181
Service and other					1,129,772	829,069
Revenues	820,317	594,532	1,580,758	1,126,877	2,411,984	2,108,250
Costs and expenses:
Product costs					1,147,427	1,109,769
Service and other costs					726,867	530,429
Cost of sales and services	616,778	469,482	1,191,176	875,992
Selling, general and administrative expenses	42,765	37,183	86,472	72,336	150,865	139,293
Depreciation and amortization expense	45,238	30,600	90,390	61,678	124,202	118,108
Impairment of goodwill						94,528
Acquisition related expenses					6,959
Other operating (income) expense	373	(486)	2,781	(687)	82	(2,606)
Total operating expenses	705,154	536,779	1,370,819	1,009,319	2,156,402	1,989,521
Operating income	115,163	57,753	209,939	117,558	255,582	118,729
Interest expense, net of capitalized interest	(12,532)	(3,500)	(22,781)	(6,971)	(16,274)	(15,266)
Interest income	235	103	1,248	181	751	380
Equity in earnings of unconsolidated affiliates	2	34	53	64	239	1,452
Other income/ (expense)	488	(192)	631	570	330	414
Income before income taxes	103,356	54,198	189,090	111,402	240,628	105,709
Income tax expense	(28,887)	(16,590)	(52,270)	(33,379)	(72,023)	(46,097)
Net income	74,469	37,608	136,820	78,023	168,605	59,612
Less: Net income attributable to noncontrolling interest	226	131	500	303	587	498
Net income attributable to Oil States International, Inc.	$ 74,243	$ 37,477	$ 136,320	$ 77,720	$ 168,018	$ 59,114
Net income per share attributable to Oil States International, Inc. common stockholders
Basic	$ 1.45	$ 0.75	$ 2.67	$ 1.55	$ 3.34	$ 1.19
Diluted	$ 1.34	$ 0.71	$ 2.48	$ 1.49	$ 3.19	$ 1.18
Weighted average number of common shares outstanding:
Basic	51,231	50,146	51,083	50,021	50,238	49,625
Diluted	55,270	52,455	55,061	52,188	52,700	50,219

Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 123,304	$ 96,350	$ 89,742
Accounts receivable, net	552,024	478,739	385,816
Inventories, net	592,679	501,435	423,077
Prepaid expenses and other current assets	29,350	23,480	26,933
Total current assets	1,297,357	1,100,004	925,568
Property, plant, and equipment, net	1,436,714	1,252,657	749,601
Goodwill, net	491,507	475,222	218,740
Other intangible assets, net	137,961	139,421	19,681
Investments in unconsolidated affiliates		5,937	5,164
Other noncurrent assets	61,515	48,695	13,632
Total assets	3,425,054	3,015,999	1,932,386
Current liabilities:
Accounts payable and accrued liabilities	315,672	304,739	208,541
Income taxes	7,429	4,604	14,419
Current portion of long-term debt and capitalized leases	192,556	181,175	464
Deferred revenue	54,598	60,847	87,412
Other current liabilities	6,541	2,810	4,387
Total current liabilities	576,796	554,175	315,223
Long-term debt and capitalized leases	884,750	731,732	164,074
Deferred income taxes	90,774	81,198	55,332
Other noncurrent liabilities	21,012	19,961	15,691
Total liabilities	1,573,332	1,387,066	550,320
Oil States International, Inc. stockholders' equity:
Common stock	546	541	531
Additional paid-in capital	531,618	508,429	468,428
Retained earnings	1,264,453	1,128,133	960,115
Accumulated other comprehensive income	150,264	84,549	44,115
Treasury stock	(96,201)	(93,746)	(92,341)
Total Oil States International, Inc. stockholders' equity	1,850,680	1,627,906	1,380,848
Noncontrolling interest	1,042	1,027	1,218
Total stockholders' equity	1,851,722	1,628,933	1,382,066
Total liabilities and stockholders' equity	$ 3,425,054	$ 3,015,999	$ 1,932,386

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Stockholders' equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	54,108,011	53,047,082
Common stock, shares outstanding	50,838,863	49,814,964
Treasury shares, shares	3,269,148	3,232,118

Consolidated Statements of Stockholders' Equity and Comprehensive Income (USD $) In Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Comprehensive Income	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Noncontrolling Interest
Beginning Balance at Dec. 31, 2007		$ 522	$ 430,540	$ 682,148		$ 73,036	$ (81,535)	$ 347
Net income				218,853	218,853			446
Currency translation adjustment					(101,365)	(101,365)		(59)
Unrealized gain on marketable securities, net of tax					2,028	2,028
Reclassification adjustment, net of tax					(2,028)	(2,028)
Other comprehensive income (loss)					(80)	(80)
Comprehensive income					117,408
Dividends paid								(213)
Exercise of stock options, including tax benefit		4	12,292
Amortization of restricted stock compensation			5,371
Treasury stock surrender of stock to pay taxes on restricted stock awards							863
Stock option expense			5,537
Stock acquired for cash							(9,434)
Other			(7)				1
Ending Balance at Dec. 31, 2008		526	453,733	901,001		(28,409)	(91,831)	521
Net income	59,612			59,114	59,114			498
Currency translation adjustment					72,548	72,548		199
Other comprehensive income (loss)					(24)	(24)
Comprehensive income					131,638
Exercise of stock options, including tax benefit		2	3,146
Amortization of restricted stock compensation			6,008
Treasury stock surrender of stock to pay taxes on restricted stock awards		(3)	3				511
Stock option expense			5,542
Other			2				1
Ending Balance at Dec. 31, 2009	1,382,066	531	468,428	960,115		44,115	(92,341)	1,218
Net income	168,605			168,018	168,018			587
Currency translation adjustment					40,274	40,274		25
Other comprehensive income (loss)					160	160
Comprehensive income					208,452
Dividends paid								(803)
Exercise of stock options, including tax benefit		9	27,380
Amortization of restricted stock compensation			6,592
Treasury stock surrender of stock to pay taxes on restricted stock awards		(2)	2				1,406
Stock option expense			6,028
Other		(1)	3				1
Ending Balance at Dec. 31, 2010	$ 1,628,933	$ 541	$ 508,429	$ 1,128,133		$ 84,549	$ (93,746)	$ 1,027

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 136,820	$ 78,023	$ 168,605	$ 59,612
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	90,390	61,678	124,202	118,108
Deferred income tax provision (benefit)	10,788	(4,909)	20,590	(15,126)
Excess tax benefits from share-based payment arrangements	(6,198)	(985)	(4,029)
Loss on impairment of goodwill				94,528
Losses (gains) on sale of investment and disposals of assets			211	(325)
Equity in earnings of unconsolidated subsidiaries, net of dividends			(143)	(1,452)
Non-cash compensation charge	7,198	6,848	12,620	11,550
Accretion of debt discount	3,823	3,560	7,249	6,749
Amortization of deferred financing costs	2,914	526
Other, net	(889)	(1,748)	1,583	3,693
Changes in operating assets and liabilities, net of effect from acquired businesses :
Accounts receivable	(66,481)	561	(61,835)	205,627
Inventories	(88,781)	(51,066)	(75,416)	200,469
Accounts payable and accrued liabilities	7,802	26,840	82,032	(168,758)
Taxes payable	9,977	(5,344)	(22,468)	(38,428)
Other current assets and liabilities , net	(10,728)	(28,129)	(22,279)	(22,885)
Net cash flow provided by operating activities	96,635	85,855	230,922	453,362
Cash flows from investing activities:
Acquisitions of businesses, net of cash acquired	(212)		(709,575)	18
Capital expenditures, including capitalized interest	(230,253)	(76,077)	(182,207)	(124,488)
Proceeds from sale of investment and collection of notes receivable				21,166
Proceeds from sale of buildings and equipment			2,734	2,839
Other, net	(850)	1,853	(632)	(2,143)
Net cash flows used in investing activities	(231,315)	(74,224)	(889,680)	(102,608)
Cash flows from financing activities:
Revolving credit borrowings and (repayments), net	(428,682)		347,129	(294,760)
Term loan borrowings			300,955
6 1/2% senior notes issued	600,000
Term loan repayments	(7,494)
Debt and capital lease repayments	(587)	(255)	(487)	(4,961)
Issuance of common stock from share-based payment arrangements	9,792	7,288	23,361	3,460
Excess tax benefits from share-based payment arrangements	6,198	985	4,029
Payment of financing costs	(12,640)		(24,548)
Other, net	(2,456)	(1,363)	(1,407)	(512)
Net cash flows provided by financing activities	164,131	6,655	649,032	(296,773)
Effect of exchange rate changes on cash	(2,399)	(5,005)	16,477	5,695
Net increase in cash and cash equivalents from continuing operations	27,052	13,281	6,751	59,676
Net cash used in discontinued operations - operating activities	(98)	(75)	(143)	(133)
Cash and cash equivalents, beginning of period	96,350	89,742	89,742	30,199
Cash and cash equivalents, end of period	$ 123,304	$ 102,948	$ 96,350	$ 89,742

Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) (6 1/2% senior notes [Member])	Jun. 30, 2011	Jun. 01, 2011
6 1/2% senior notes [Member]
Cash flows from financing activities:
Interest rate	6.50%	6.50%

Organization and Basis of Presentation	6 Months Ended
Jun. 30, 2011
Organization and Basis of Presentation [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

1.	ORGANIZATION AND BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements of Oil States International, Inc. and its wholly-owned subsidiaries (referred to in this report as we or the Company) have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the Commission) pertaining to interim financial information. Certain information in footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP) have been condensed or omitted pursuant to these rules and regulations. The unaudited financial statements included in this report reflect all the adjustments, consisting of normal recurring adjustments, which the Company considers necessary for a fair presentation of the results of operations for the interim periods covered and for the financial condition of the Company at the date of the interim balance sheet. Results for the interim periods are not necessarily indicative of results for the full year.

The preparation of consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions by management in determining the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. If the underlying estimates and assumptions, upon which the financial statements are based, change in future periods, actual amounts may differ from those included in the accompanying condensed consolidated financial statements.

Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2011
Recent Accounting Pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

2.	RECENT ACCOUNTING PRONOUNCEMENTS

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (the FASB), which are adopted by the Company as of the specified effective date. Unless otherwise discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the Company’s consolidated financial statements upon adoption.

In June 2011, the FASB issued amendments to disclosure requirements for the presentation of comprehensive income. This guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. The amendments should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures.

Details of Selected Balance Sheet Accounts	6 Months Ended
Jun. 30, 2011
Details of Selected Balance Sheet Accounts [Abstract]
DETAILS OF SELECTED BALANCE SHEET ACCOUNTS

3.	DETAILS OF SELECTED BALANCE SHEET ACCOUNTS

Additional information regarding selected balance sheet accounts is presented below (in thousands):

	June 30,	December 31,
	2011	2010

Accounts receivable, net:
Trade	$426,712	$365,988
Unbilled revenue	124,038	113,389
Other	4,147	3,462

Total accounts receivable	554,897	482,839
Allowance for doubtful accounts	(2,873)	(4,100)

	$552,024	$478,739

	June 30,	December 31,
	2011	2010

Inventories, net:
Tubular goods	$377,845	$332,720
Other finished goods and purchased products	78,324	71,266
Work in process	56,401	45,662
Raw materials	89,224	60,241

Total inventories	601,794	509,889
Allowance for obsolescence	(9,115)	(8,454)

	$592,679	$501,435

	Estimated	June 30,	December 31,
	Useful Life	2011	2010

Property, plant and equipment, net:
Land		$46,424	$43,411
Buildings and leasehold improvements	1-40 years	209,074	193,617
Machinery and equipment	2-29 years	330,657	311,217
Accommodations assets	3-15 years	952,413	840,002
Rental tools	4-10 years	179,789	166,245
Office furniture and equipment	1-10 years	38,946	36,325
Vehicles	2-10 years	87,913	82,783
Construction in progress		204,308	113,773

Total property, plant and equipment		2,049,524	1,787,373
Accumulated depreciation		(612,810)	(534,716)

		$1,436,714	$1,252,657

	June 30,	December 31,
	2011	2010

Accounts payable and accrued liabilities:
Trade accounts payable	$241,479	$224,543
Accrued compensation	38,421	47,760
Insurance liabilities	9,708	8,615
Accrued taxes, other than income taxes	8,132	4,887
Liabilities related to discontinued operations	2,170	2,268
Other	15,762	16,666

	$315,672	$304,739

Earnings Per Share	6 Months Ended
Jun. 30, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE

4.	EARNINGS PER SHARE

The calculation of earnings per share attributable to the Company is presented below (in thousands, except per share amounts):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Basic earnings per share:
Net income attributable to Oil States International, Inc.	$74,243	$37,477	$136,320	$77,720
Weighted average number of shares outstanding	51,231	50,146	51,083	50,021
Basic earnings per share	$1.45	$0.75	$2.67	$1.55
Diluted earnings per share:
Net income attributable to Oil States International, Inc.	$74,243	$37,477	$136,320	$77,720
Weighted average number of shares outstanding	51,231	50,146	51,083	50,021
Effect of dilutive securities:
Options on common stock	679	631	703	615
2 3/8% Convertible Senior Subordinated Notes	3,200	1,507	3,094	1,364
Restricted stock awards and other	160	171	181	188

Total shares and dilutive securities	55,270	52,455	55,061	52,188
Diluted earnings per share	$1.34	$0.71	$2.48	$1.49

Our calculation of diluted earnings per share for the three and six months ended June 30, 2011 excludes 178,855 shares and 177,702 shares, respectively, issuable pursuant to outstanding stock options and restricted stock awards due to their antidilutive effect. Our calculation of diluted earnings per share for the three and six months ended June 30, 2010 excludes 466,315 shares and 434,891 shares, respectively, issuable pursuant to outstanding stock options and restricted stock awards due to their antidilutive effect.

Business Acquisitions and Goodwill	6 Months Ended
Jun. 30, 2011
Business Acquisitions and Goodwill [Abstract]
BUSINESS ACQUISITIONS AND GOODWILL

5.	BUSINESS ACQUISITIONS AND GOODWILL

On December 30, 2010, we acquired all of the ordinary shares of The MAC Services Group Limited (The MAC), through a Scheme of Arrangement (the Scheme) under the Corporations Act of Australia. The MAC is headquartered in Sydney, Australia and supplies accommodations services to the Australian natural resources market. Under the terms of the Scheme, each shareholder of The MAC received  $3.95 (A $3.90) per share in cash. This price represents a total purchase price of  $638 million, net of cash acquired plus debt assumed of  $87 million. The Company funded the acquisition with cash on hand and borrowings available under our five-year,  $1.05 billion senior secured bank facilities. The MAC’s operations have been included as part of our accommodations segment beginning in 2011.

The following unaudited pro forma supplemental financial information presents the consolidated results of operations of the Company and The MAC as if the acquisition of The MAC had occurred on January 1, 2010. The Company has adjusted historical financial information to give effect to pro forma items that are directly attributable to the acquisition and are expected to have a continuing impact on the consolidated results. These items include adjustments to record the incremental amortization and depreciation expense related to the increase in fair values of the acquired assets, interest expense related to borrowings under the Company’s senior credit facilities to fund the acquisition and to reclassify certain items to conform to the Company’s financial reporting presentation. The unaudited pro forma results do not purport to be indicative of the results of operations had the transaction occurred on the date indicated or of future results for the combined entities (in thousands, except per share data):

	Three Months Ended	Six Months Ended
	June 30, 2010	June 30, 2010
	(Unaudited)

Revenues	$621,203	$1,178,856
Net income attributable to Oil States International, Inc.	37,828	77,571
Net income per share attributable to Oil States International, Inc. common stockholders
Basic	$0.75	$1.55
Diluted	$0.72	$1.49

Included in the pro forma results above for the three and six months ended June 30, 2010 are (1) depreciation of the increased recorded value of property, plant and equipment acquired as part of The MAC, totaling  $2.2 million and  $4.4 million, respectively, net of tax, or  $0.04 and  $0.08 per diluted share, respectively; (2) amortization expense for intangibles acquired as part of the purchase of The MAC, totaling  $1.5 million and  $3.0 million, respectively, net of tax, or  $0.03 and  $0.06 per diluted share, respectively; and (3) interest expense of  $2.7 million and  $5.4 million, respectively, net of tax, or  $0.05 and  $0.10 per diluted share, respectively.

On December 20, 2010, we also acquired all of the operating assets of Mountain West Oilfield Service and Supplies, Inc. and Ufford Leasing LLC (Mountain West) for total consideration of  $47.1 million and estimated contingent consideration of  $4.0 million. Headquartered in Vernal, Utah, with operations in the Rockies and the Bakken Shale region, Mountain West provides remote site workforce accommodations to the oil and gas industry. Mountain West has been included in the accommodations segment since its date of acquisition.

On October 5, 2010, we purchased all of the equity of Acute Technological Services, Inc. (Acute) for total consideration of  $30.2 million. Headquartered in Houston, Texas and with additional operations in Brazil, Acute provides metallurgical and welding innovations to the oil and gas industry in support of critical, complex subsea component manufacturing and deepwater riser fabrication on a global basis. Acute has been included in the offshore products segment since its date of acquisition.

During the three and six months ended June 30, 2011, the Company recognized  $0.3 million and  $1.4 million, respectively, of costs in connection with the acquisitions that were expensed.

Changes in the carrying amount of goodwill for the six month period ended June 30, 2011 are as follows (in thousands):

	Well Site Services
		Drilling
	Rental	and			Offshore	Tubular
	Tools	Other	Subtotal	Accommodations	Products	Services	Total

Balance as of December 31, 2009
Goodwill	$169,311	$22,767	$192,078	$58,358	$85,599	$62,863	$398,898
Accumulated Impairment Losses	(94,528)	(22,767)	(117,295)	—	—	(62,863)	(180,158)

	74,783	—	74,783	58,358	85,599	—	218,740
Goodwill acquired	—	—	—	239,080	15,242	—	254,322
Foreign currency translation and other changes	723	—	723	1,624	(187)	—	2,160

	75,506	—	75,506	299,062	100,654	—	475,222

Balance as of December 31, 2010
Goodwill	170,034	22,767	192,801	299,062	100,654	62,863	655,380
Accumulated Impairment Losses	(94,528)	(22,767)	(117,295)	—	—	(62,863)	(180,158)

	75,506	—	75,506	299,062	100,654	—	475,222
Goodwill acquired	—	—	—	503	198	—	701
Foreign currency translation and other changes	457	—	457	14,973	154	—	15,584

	75,963	—	75,963	314,538	101,006	—	491,507

Balance as of June 30, 2011
Goodwill	170,491	22,767	193,258	314,538	101,006	62,863	671,665
Accumulated Impairment Losses	(94,528)	(22,767)	(117,295)	—	—	(62,863)	(180,158)

	$75,963	$—	$75,963	$314,538	$101,006	$—	$491,507

Debt	6 Months Ended
Jun. 30, 2011
Debt or Long-term Debt [Abstract]
Debt

6.	DEBT

As of June 30, 2011 and December 31, 2010, long-term debt consisted of the following (in thousands):

	June 30,	December 31,
	2011	2010
	(Unaudited)

U.S. revolving credit facility, which matures December 10, 2015, with available commitments up to $500 million and with an average interest rate of 2.8% for the six month period ended June 30, 2011	$—	$345,600
U.S. term loan, which matures December 10, 2015, of $200 million; 1.25% of aggregate principal repayable per quarter in 2011, 2.5% per quarter thereafter; average interest rate of 2.6% for the six month period ended June 30, 2011	195,000	200,000
Canadian revolving credit facility, which matures December 10, 2015, with available commitments up to $250 million and with an average interest rate of 3.9% for the six month period ended June 30, 2011	—	62,538
Canadian term loan, which matures December 10, 2015, of $100 million; 1.25% of aggregate principal repayable per quarter in 2011, 2.5% per quarter thereafter; average interest rate of 3.7% for the six month period ended June 30, 2011	101,524	100,955
Australian revolving credit facility, which matures October 15, 2013, of A $75 million	—	25,305
6 1/2% senior unsecured notes — due June 2019	600,000	—
2 3/8% contingent convertible senior subordinated notes, net — due 2025	166,931	163,108
Subordinated unsecured notes payable to sellers of businesses, fixed interest rate of 6%, which mature in 2012	4,000	4,000
Capital lease obligations and other debt	9,851	11,401

Total debt	1,077,306	912,907
Less: Current maturities	192,556	181,175

Total long-term debt and capitalized leases	$884,750	$731,732

On June 1, 2011, the Company sold  $600 million aggregate principal amount of 6 1/2% senior unsecured notes (6 1/2% Notes) due 2019 through a private placement to qualified institutional buyers.

The 6 1/2% Notes are senior unsecured obligations of the Company and guaranteed by our U.S. subsidiaries (the Guarantors) which bear interest at a rate of 6 1/2% per annum and mature on June 1, 2019. At any time prior to June 1, 2014, the Company may redeem up to 35% of the 6 1/2% Notes at a redemption price of 106.500% of the principal amount, plus accrued and unpaid interest to the redemption date, with the proceeds of certain equity offerings. Prior to June 1, 2014, the Company may redeem some or all of the 6 1/2% Notes for cash at a redemption price equal to 100% of their principal amount plus an applicable make-whole premium and accrued and unpaid interest to the redemption date. On and after June 1, 2014, the Company may redeem some or all of the 6 1/2% Notes at redemption prices (expressed as percentages of principal amount), plus accrued and unpaid interest to the redemption date. The percentages of the principal amount are as follows:

% of Principal
Twelve Month Period Beginning June 1,	Amount

2014	104.875%
2015	103.250%
2016	101.625%
2017	100.000%

In connection with the note offering, the Company, the Guarantors of the 6 1/2% Notes and the initial purchasers entered into a registration rights agreement at the closing of the offering. Pursuant to the registration rights agreement, the Company and the Guarantors agreed that they will, subject to certain exceptions, use commercially reasonable efforts to file with the Commission and cause to become effective a registration statement relating to an offer to exchange the 6 1/2% Notes for an issue of Commission-registered 6 1/2% Notes with identical terms. If the exchange offer is not completed on or before the date that is 365 days after the closing date of this offering (the Target Registration Date), then the Company agreed to pay each holder of the 6 1/2% Notes liquidated damages in the form of additional interest in an amount equal to 0.25% per annum of the principal amount of notes held by such holder, with respect to the first 90 days after the Target Registration Date (which rate shall be increased by an additional 0.25% per annum for each subsequent 90-day period that such liquidated damages continue to accrue), in each case until the exchange offer is completed or the shelf registration statement is declared effective or is no longer required to be effective; provided, however, that at no time will the amount of liquidated damages accruing exceed in the aggregate 0.5% per annum. The maximum additional interest potentially payable pursuant to this provision would be  $2.6 million.

The Company utilized approximately  $515 million of the net proceeds of the 6 1/2% Notes offering in June 2011 to repay borrowings under its senior secured credit facilities. The remaining net proceeds of approximately  $75 million were utilized for general corporate purposes.

As of June 30, 2011, we classified the  $175.0 million principal amount of our 2 3/8% Contingent Convertible Senior Subordinated Notes (2 3/8% Notes), net of unamortized discount, as a current liability because certain contingent conversion thresholds based on the Company’s stock price were met at that date and, as a result, 2 3/8% Note holders could present their notes for conversion during the quarter following the June 30, 2011 measurement date. If a 2 3/8% Note holder chooses to present their notes for conversion during a future quarter prior to the first put/call date in July 2012, they will receive cash up to  $1,000 for each 2 3/8% Note plus Company common stock for any excess valuation over  $1,000 using the conversion rate of the 2 3/8% Notes of 31.496 multiplied by the Company’s average common stock price over a ten trading day period following presentation of the 2 3/8% Notes for conversion. The future convertibility and resultant balance sheet classification of this liability will be monitored at each quarterly reporting date and will be analyzed dependent upon market prices of the Company’s common stock during the prescribed measurement periods.

The following table presents the carrying amount of our 2 3/8% Notes in our consolidated balance sheets (in thousands):

	June 30, 2011	December 31, 2010

Carrying amount of the equity component in additional paid-in capital	$28,449	$28,449
Principal amount of the liability component	$175,000	$175,000
Less: Unamortized discount	8,069	11,892

Net carrying amount of the liability component	$166,931	$163,108

Unamortized Discount — 2 3/8% Notes

The effective interest rate is 7.17% for our 2 3/8% Notes. Interest expense on the 2 3/8% Notes, excluding amortization of debt issue costs, was as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Interest expense	$2,968	$2,835	$5,901	$5,638

June 30, 2011
Remaining period over which discount will be amortized	1.0 years
Conversion price	$31.75
Number of shares to be delivered upon conversion(1)	3,321,836
Conversion value in excess of principal amount (in thousands)(1)	$265,448
Derivative transactions entered into in connection with the convertible notes	None

(1)	Calculation is based on the Company’s June 30, 2011 closing stock price of $79.91.

On July 13, 2011, The MAC entered into a A $150 million revolving loan facility governed by a Facility Agreement (the Facility Agreement) between The MAC and National Australia Bank Limited and guaranteed by the Company. The Facility Agreement amends The MAC’s existing A $75 million revolving loan facility on substantially the same terms, including the maturity date of the Facility Agreement of November 30, 2013. As of June 30, 2011, there were no borrowings outstanding under the Australian facility.

The Company’s financial instruments consist of cash and cash equivalents, investments, receivables, payables, and debt instruments. The Company believes that the carrying values of these instruments, other than our 2 3/8% Notes, our 6 1/2% Notes and our debt under our revolving credit facilities, on the accompanying consolidated balance sheets approximate their fair values.

The fair values of our 2 3/8% and 6 1/2% Notes are estimated based on quoted prices in active markets (Level 1 fair value measurements). The carrying and fair values of these notes were as follows (in thousands):

		June 30, 2011		December 31, 2010
	Interest	Carrying	Fair	Carrying	Fair
	Rate	Value	Value	Value	Value

6 1/2% Notes
Principal amount due 2019	6 1/2%	$600,000	$606,750	$—	$—
2 3/8% Notes
Principal amount due 2025	2 3/8%	$175,000	$440,767	$175,000	$354,057
Less: unamortized discount		8,069	—	11,892	—

Net value		$166,931	$440,767	$163,108	$354,057

As of June 30, 2011, the Company had approximately  $123.3 million of cash and cash equivalents and  $727.4 million of the Company’s  $1.0 billion U.S. and Canadian credit facilities available for future financing needs. The Company also had availability totaling A $75 million under its Australian credit facility. As of June 30, 2011, we had  $18.5 million of outstanding letters of credit under these credit facilities.

Interest expense on the condensed consolidated statements of income is net of capitalized interest of  $1.0 million and  $2.5 million, respectively, for the three and six months ended June 30, 2011 and less than  $0.1 million for the same periods in 2010.

Comprehensive Income and Changes in Common Stock Outstanding	6 Months Ended
Jun. 30, 2011
Comprehensive Income and Changes in Common Stock Outstanding [Abstract]
COMPREHENSIVE INCOME AND CHANGES IN COMMON STOCK OUTSTANDING

7.	COMPREHENSIVE INCOME AND CHANGES IN COMMON STOCK OUTSTANDING

Comprehensive income for the three and six months ended June 30, 2011 and 2010 was as follows (in thousands):

	Three Months		Six Months
	Ended June 30,		Ended June 30,
	2011	2010	2011	2010

Net income	$74,469	$37,608	$136,820	$78,023
Other comprehensive income:
Foreign currency translation adjustment	35,052	(23,788)	65,715	(15,203)

Total other comprehensive income/(loss)	35,052	(23,788)	65,715	(15,203)

Comprehensive income	109,521	13,820	202,535	62,820
Comprehensive income attributable to noncontrolling interest	(226)	(131)	(500)	(303)

Comprehensive income attributable to Oil States International, Inc.	$109,295	$13,689	$202,035	$62,517

The increases in other comprehensive income in the three and six months ended June 30, 2011 compared to the same periods in 2010 were due primarily to the translation of our net Canadian and Australian accommodations assets at varying exchange rates.

Stock Activity

Shares of common stock outstanding — January 1, 2011	50,838,863
Shares issued upon exercise of stock options and vesting of stock awards	510,685
Shares withheld for taxes on vesting of restricted stock awards and transferred to treasury	(32,923)

Shares of common stock outstanding — June 30, 2011	51,316,625

Stock Based Compensation	6 Months Ended
Jun. 30, 2011
Stock Based Compensation [Abstract]
STOCK BASED COMPENSATION

8.	STOCK BASED COMPENSATION

During the first six months of 2011, we granted restricted stock awards totaling 210,134 shares valued at a total of  $15.8 million. Of the restricted stock awards granted in the first six months of 2011, a total of 193,550 awards vest in four equal annual installments starting in February 2012. A total of 184,700 stock options with a ten-year term were awarded in the six months ended June 30, 2011 with an average exercise price of  $75.37 and will vest in four equal annual installments starting in February 2012.

Stock based compensation pre-tax expense recognized in the six month periods ended June 30, 2011 and 2010 totaled  $7.2 million and  $6.8 million, or  $0.10 and  $0.10 per diluted share after tax, respectively. Stock based compensation pre-tax expense recognized in the three month periods ended June 30, 2011 and 2010 totaled  $3.8 million and  $3.1 million, or  $0.05 and  $0.04 per diluted share after tax, respectively. The total fair value of restricted stock awards that vested during the six months ended June 30, 2011 and 2010 was  $12.2 million and  $7.4 million, respectively. At June 30, 2011,  $31.1 million of compensation cost related to unvested stock options and restricted stock awards attributable to future performance had not yet been recognized.

Income Taxes	6 Months Ended
Jun. 30, 2011
Income Taxes [Abstract]
INCOME TAXES

9.	INCOME TAXES

Income tax expense for interim periods is based on estimates of the effective tax rate for the entire fiscal year. The Company’s income tax provision for the three and six months ended June 30, 2011 totaled  $28.9 million, or 27.9% of pretax income, and  $52.3 million, or 27.6% of pretax income, respectively, compared to  $16.6 million, or 30.6% of pretax income, and  $33.4 million, or 30.0% of pretax income, respectively, for the three and six months ended June 30, 2010. The decrease in the effective tax rate from the prior year was largely the result of foreign sourced income in 2011 being taxed at lower statutory rates compared to 2010.

Segment and Related Information	6 Months Ended
Jun. 30, 2011
Segment and Related Information [Abstract]
SEGMENT AND RELATED INFORMATION

10.	SEGMENT AND RELATED INFORMATION

In accordance with current accounting standards regarding disclosures about segments of an enterprise and related information, the Company has identified the following reportable segments: well site services, accommodations, offshore products and tubular services. The Company’s reportable segments represent strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were initially acquired as a unit, and the management at the time of the acquisition was retained. Subsequent acquisitions have been direct extensions to our business segments. The separate business lines within the well site services segment have been disclosed to provide additional detail for that segment. Results of a portion of our accommodations segment supporting traditional oil and natural gas drilling activities are somewhat seasonal with increased activity occurring in the winter drilling season.

Financial information by business segment for each of the three and six months ended June 30, 2011 and 2010 is summarized in the following table (in thousands):

				Equity in
	Revenues from	Depreciation		Income/(Loss) of
	Unaffiliated	and	Operating	Unconsolidated	Capital
Three Months Ended June 30, 2011	Customers	Amortization	Income (Loss)	Affiliates	Expenditures	Total Assets

Well site services — Rental tools	$112,658	$10,299	$25,103	$—	$18,654	$410,370
Drilling services	40,998	4,806	6,370	—	5,754	116,672

Total well site services	153,656	15,105	31,473	—	24,408	527,042
Accommodations	202,943	26,195	57,750	(1)	106,873	1,700,385
Offshore products	131,742	3,358	18,770	(228)	3,519	588,472
Tubular services	331,976	377	16,956	231	2,780	521,675
Corporate and eliminations	—	203	(9,786)	—	64	87,480

Total	$820,317	$45,238	$115,163	$2	$137,644	$3,425,054

				Equity in
	Revenues from	Depreciation		Income/(Loss) of
	Unaffiliated	and	Operating	Unconsolidated	Capital
Three Months Ended June 30, 2010	Customers	Amortization	Income (Loss)	Affiliates	Expenditures	Total Assets

Well site services — Rental tools	$79,119	$10,405	$10,395	$—	$10,446	$351,981
Drilling services	34,137	6,198	(1,070)	—	3,546	114,071

Total well site services	113,256	16,603	9,325	—	13,992	466,052
Accommodations	121,956	10,707	31,300	—	20,029	615,982
Offshore products	106,005	2,770	16,087	—	1,942	484,852
Tubular services	253,315	341	9,297	34	2,752	405,654
Corporate and eliminations	—	179	(8,256)	—	188	22,473

Total	$594,532	$30,600	$57,753	$34	$38,903	$1,995,013

				Equity in
	Revenues from	Depreciation		Income/(Loss) of
	Unaffiliated	and	Operating	Unconsolidated	Capital
Six Months Ended June 30, 2011	Customers	Amortization	Income (Loss)	Affiliates	Expenditures	Total Assets

Well site services — Rental tools	$220,189	$20,095	$49,493	$—	$35,495	$410,370
Drilling services	74,103	9,739	8,605	—	12,922	116,672

Total well site services	294,292	29,834	58,098	—	48,417	527,042
Accommodations	400,041	52,748	106,723	2	168,915	1,700,385
Offshore products	260,184	6,692	35,520	(228)	7,574	588,472
Tubular services	626,241	728	30,002	279	5,151	521,675
Corporate and eliminations	—	388	(20,404)	—	196	87,480

Total	$1,580,758	$90,390	$209,939	$53	$230,253	$3,425,054

				Equity in
	Revenues from	Depreciation		Income/(Loss) of
	Unaffiliated	and	Operating	Unconsolidated	Capital
Six Months Ended June 30, 2010	Customers	Amortization	Income (Loss)	Affiliates	Expenditures	Total Assets

Well site services — Rental tools	$146,622	$20,915	$14,772	$—	$17,026	$351,981
Drilling services	64,538	12,862	(3,052)	—	4,537	114,071

Total well site services	211,160	33,777	11,720	—	21,563	466,052
Accommodations	267,489	21,283	78,668	—	45,441	615,982
Offshore products	208,998	5,575	28,708	—	5,980	484,852
Tubular services	439,230	685	15,512	64	2,843	405,654
Corporate and eliminations	—	358	(17,050)	—	250	22,473

Total	$1,126,877	$61,678	$117,558	$64	$76,077	$1,995,013

Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

11.	COMMITMENTS AND CONTINGENCIES

The Company is a party to various pending or threatened claims, lawsuits and administrative proceedings seeking damages or other remedies concerning its commercial operations, products, employees and other matters, including warranty and product liability claims and occasional claims by individuals alleging exposure to hazardous materials as a result of its products or operations. Some of these claims relate to matters occurring prior to its acquisition of businesses, and some relate to businesses it has sold. In certain cases, the Company is entitled to indemnification from the sellers of businesses, and in other cases, it has indemnified the buyers of businesses from it. Although the Company can give no assurance about the outcome of pending legal and administrative proceedings and the effect such outcomes may have on it, management believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided for or covered by insurance, will not have a material adverse effect on its consolidated financial position, results of operations or liquidity.

Condensed Consolidating Financial Information	6 Months Ended
Jun. 30, 2011
Condensed Consolidating Financial Information [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

12.	CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Certain wholly owned subsidiaries, as detailed below (the “Guarantor Subsidiaries”) have fully and unconditionally guaranteed all of the 6 1/2% Notes issued by Oil States International, Inc. in 2011.

The following condensed consolidating financial information is included so that separate financial statements of the Guarantor Subsidiaries are not required to be filed with the U.S. Securities and Exchange Commission. The condensed consolidating financial information presents investments in both consolidated and unconsolidated affiliates using the equity method of accounting.

The following condensed consolidating financial information presents: consolidating statements of income for each of the three and six month periods ended June 30, 2011 and 2010, condensed consolidating balance sheets as June 30, 2011 and December 31, 2010 and the statements of cash flows for each of the six months ended June 30, 2011 and 2010 of (a) Oil States International, Inc., parent/guarantor, (b) Acute Technological Services, Inc., Capstar Drilling LP, L.L.C., Capstar Holding, L.L.C., Capstar Drilling, Inc., Capstar Drilling GP, L.L.C., General Marine Leasing, LLC, Oil States Energy Services, Inc., Oil States Management, Inc., Oil States Industries, Inc., Oil States Skagit SMATCO, LLC, PTI Group USA LLC, PTI Mars Holdco 1, LLC, Sooner Inc., Sooner Pipe, L.L.C., Sooner Holding Company, Specialty Rental Tools & Supply, L.L.C., Stinger Wellhead Protection, Incorporated, and Well Testing, Inc., the Guarantor Subsidiaries and (c) the non-guarantor subsidiaries, (d) consolidating adjustments necessary to consolidate Oil States International, Inc. and its subsidiaries and (e) Oil States International, Inc. on a consolidated basis.

Condensed Consolidating Statements of Income

	Three Months Ended June 30, 2011
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor	Subsidiaries	Guarantors	Adjustments	Inc.
	(In thousands)

REVENUES
Operating revenues	$—	$582,948	$237,369	$—	$820,317
Intercompany revenues	—	1,645	216	(1,861)	—

Total revenues	—	584,593	237,585	(1,861)	820,317

OPERATING EXPENSES
Cost of sales and services	—	480,126	137,528	(876)	616,778
Intercompany cost of sales and services	—	778	207	(985)	—
Selling, general and administrative expenses	9,535	19,759	13,471	—	42,765
Depreciation and amortization expense	203	19,300	25,737	(2)	45,238
Other operating (income)/expense	49	(40)	364	—	373

Operating income (loss)	(9,787)	64,670	60,278	2	115,163
Interest expense, net of capitalized interest	(11,061)	(342)	(17,978)	16,849	(12,532)
Interest income	2,648	778	13,658	(16,849)	235
Equity in earnings of unconsolidated affiliates	91,788	5,796	(229)	(97,353)	2
Other income/(expense)	—	274	214	—	488

Income before income taxes	73,588	71,176	55,943	(97,351)	103,356
Income tax provision	654	(14,748)	(14,793)	—	(28,887)

Net income	74,242	56,428	41,150	(97,351)	74,469
Less: Net income attributable to non-controlling interest	—	—	209	17	226

Net income attributable to Oil States International, Inc.	$74,242	$56,428	$40,941	$(97,368)	$74,243

Condensed Consolidating Statements of Income

	Three Months Ended June 30, 2010
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor)	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

REVENUES
Operating revenues	$—	$425,979	$168,553	$—	$594,532
Intercompany revenues	—	4,653	120	(4,773)	—

Total revenues	—	430,632	168,673	(4,773)	594,532

OPERATING EXPENSES
Cost of sales and services	—	363,640	107,580	(1,738)	469,482
Intercompany cost of sales and services	—	2,992	43	(3,035)	—
Selling, general and administrative expenses	8,077	19,997	9,109	—	37,183
Depreciation and amortization expense	179	18,763	11,660	(2)	30,600
Other operating (income)/expense	—	(139)	(347)	—	(486)

Operating income (loss)	(8,256)	25,379	40,628	2	57,753
Interest expense	(3,272)	(142)	(119)	33	(3,500)
Interest income	—	18	118	(33)	103
Equity in earnings of unconsolidated affiliates	48,374	8,666	—	(57,006)	34
Other income/(expense)	—	160	(352)	—	(192)

Income before income taxes	36,846	34,081	40,275	(57,004)	54,198
Income tax provision	631	(6,843)	(10,378)	—	(16,590)

Net income	37,477	27,238	29,897	(57,004)	37,608
Less: Net income attributable to non-controlling interest	—	—	128	3	131

Net income attributable to Oil States International, Inc.	$37,477	$27,238	$29,769	$(57,007)	$37,477

Condensed Consolidating Statements of Income

	Six Months Ended June 30, 2011
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor)	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

REVENUES
Operating revenues	$—	$1,106,232	$474,526	$—	$1,580,758
Intercompany revenues	—	3,301	532	(3,833)	—

Total revenues	—	1,109,533	475,058	(3,833)	1,580,758

OPERATING EXPENSES
Cost of sales and services	—	913,322	279,454	(1,600)	1,191,176
Intercompany cost of sales and services	—	1,852	381	(2,233)	—
Selling, general and administrative expenses	18,934	39,403	28,135	—	86,472
Depreciation and amortization expense	388	40,806	49,199	(3)	90,390
Other operating (income)/expense	1,082	(156)	1,854	1	2,781

Operating income (loss)	(20,404)	114,306	116,035	2	209,939
Interest expense, net of capitalized interest	(19,472)	(688)	(40,435)	37,814	(22,781)
Interest income	5,217	6,561	27,283	(37,813)	1,248
Equity in earnings of unconsolidated affiliates	169,682	12,981	(226)	(182,384)	53
Other income/(expense)	—	424	207	—	631

Income before income taxes	135,023	133,584	102,864	(182,381)	189,090
Income tax provision	1,297	(28,955)	(24,612)	—	(52,270)

Net income	136,320	104,629	78,252	(182,381)	136,820
Less: Net income attributable to non-controlling interest	—	—	477	23	500

Net income attributable to Oil States International, Inc.	$136,320	$104,629	$77,775	$(182,404)	$136,320

Condensed Consolidating Statements of Income

	Six Months Ended June 30, 2010
	Oil States		Other
	International,		Subsidiaries		Consolidated Oil
	Inc. (Parent/	Guarantor	(Non-	Consolidating	States International
	Guarantor)	Subsidiaries	Guarantors	Adjustments	Inc.
	(In thousands)

REVENUES
Operating revenues	$—	$753,054	$373,823	$—	$1,126,877
Intercompany revenues	—	18,208	126	(18,334)	—

Total revenues	—	771,262	373,949	(18,334)	1,126,877

OPERATING EXPENSES
Cost of sales and services	—	646,042	234,712	(4,762)	875,992
Intercompany cost of sales and services	—	13,518	54	(13,572)	—
Selling, general and administrative expenses	16,793	38,002	17,541	—	72,336
Depreciation and amortization expense	358	38,149	23,174	(3)	61,678
Other operating (income)/expense	(102)	(263)	(322)	—	(687)

Operating income (loss)	(17,049)	35,814	98,790	3	117,558
Interest expense	(6,499)	(291)	(249)	68	(6,971)
Interest income	—	48	201	(68)	181
Equity in earnings of unconsolidated affiliates	100,050	17,156	—	(117,142)	64
Other income/(expense)	—	950	(380)	—	570

Income before income taxes	76,502	53,677	98,362	(117,139)	111,402
Income tax provision	1,219	(7,318)	(27,280)	—	(33,379)

Net income	77,721	46,359	71,082	(117,139)	78,023
Less: Net income attributable to non-controlling interest	—	—	305	(2)	303

Net income attributable to Oil States International, Inc.	$77,721	$46,359	$70,777	$(117,137)	$77,720

Condensed Consolidating Balance Sheets

	June 30, 2011
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor)	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

ASSETS
Current assets:
Cash and cash equivalents	$32,161	$12,301	$78,842	$—	$123,304
Accounts receivable, net	1,568	322,722	227,734	—	552,024
Inventories, net	—	490,553	102,126	—	592,679
Prepaid expenses and other current assets	3,305	4,998	21,047	—	29,350

Total current assets	37,034	830,574	429,749	—	1,297,357
Property, plant and equipment, net	1,737	419,410	1,015,594	(27)	1,436,714
Goodwill, net	—	172,257	319,250	—	491,507
Other intangible assets, net	—	32,180	105,781	—	137,961
Long-term intercompany receivables (payables)	757,166	(366,722)	(397,408)	6,964	—
Other noncurrent assets	1,993,171	220,802	11,318	(2,163,776)	61,515

Total assets	$2,789,108	$1,308,501	$1,484,284	$(2,156,839)	$3,425,054

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$18,234	$193,257	$104,182	$(1)	$315,672
Income taxes	(43,374)	47,519	3,284	—	7,429
Current portion of long-term debt and capitalized leases	181,936	2,437	8,183	—	192,556
Deferred revenue	—	43,166	11,432	—	54,598
Other current liabilities	—	6,241	300	—	6,541

Total current liabilities	156,796	292,620	127,381	(1)	576,796
Long-term debt and capitalized leases	780,005	9,571	95,174	—	884,750
Deferred income taxes	(8,861)	48,699	50,936	—	90,774
Other noncurrent liabilities	10,488	10,321	652	(449)	21,012

Total liabilities	938,428	361,211	274,143	(450)	1,573,332

Stockholders’ equity	1,850,680	947,290	1,209,288	(2,156,578)	1,850,680
Non-controlling interest	—	—	853	189	1,042

Total stockholders’ equity	1,850,680	947,290	1,210,141	(2,156,389)	1,851,722

Total liabilities and stockholders’ equity	$2,789,108	$1,308,501	$1,484,284	$(2,156,839)	$3,425,054

Condensed Consolidating Balance Sheets

	December 31, 2010
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

ASSETS
Current assets:
Cash and cash equivalents	$(180)	$1,170	$95,360	$—	$96,350
Accounts receivable, net	852	303,771	174,116	—	478,739
Inventories, net	—	429,427	72,008	—	501,435
Prepaid expenses and other current assets	6,243	10,796	6,441	—	23,480

Total current assets	6,915	745,164	347,925	—	1,100,004
Property, plant and equipment, net	1,930	394,335	856,422	(30)	1,252,657
Goodwill, net	—	171,135	304,087	—	475,222
Other intangible assets, net	—	34,894	104,527	—	139,421
Investments in unconsolidated affiliates	1,723,711	200,652	569	(1,918,995)	5,937
Long-term intercompany receivables (payables)	567,560	(50,475)	(524,050)	6,965	—
Other noncurrent assets	33,562	336	8,860	—	42,758

Total assets	$2,333,678	$1,496,041	$1,098,340	$(1,912,060)	$3,015,999

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$28,650	$202,503	$73,585	$1	$304,739
Income taxes	(31,363)	30,919	5,048	—	4,604
Current portion of long-term debt and capitalized leases	173,122	2,424	5,629	—	181,175
Deferred revenue	—	44,981	15,866	—	60,847
Other current liabilities	—	1,727	1,083	—	2,810

Total current liabilities	170,409	282,554	101,211	1	554,175
Long-term debt and capitalized leases	536,747	9,774	185,211	—	731,732
Deferred income taxes	(10,816)	48,642	43,372	—	81,198
Other noncurrent liabilities	9,432	10,141	837	(449)	19,961

Total liabilities	705,772	351,111	330,631	(448)	1,387,066
Stockholders’ equity	1,627,906	1,144,930	766,848	(1,911,778)	1,627,906
Non-controlling interest	—	—	861	166	1,027

Total stockholders’ equity	1,627,906	1,144,930	767,709	(1,911,612)	1,628,933

Total liabilities and stockholders’ equity	$2,333,678	$1,496,041	$1,098,340	$(1,912,060)	$3,015,999

Condensed Consolidating Statements of Cash Flows

	Six Months Ended June 30, 2011
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor)	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:	$(54,893)	$84,969	$66,559	$—	$96,635
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures, including capitalized interest	(195)	(62,356)	(167,702)	—	(230,253)
Acquisitions of businesses, net of cash acquired	—	(212)	—	—	(212)
Proceeds from (funding of) accounts and notes receivable with affiliates, net	—	(317,224)	317,224	—	—
Other, net	—	(1,241)	391	—	(850)

Net cash provided by (used in) investing activities	(195)	(381,033)	149,913	—	(231,315)
CASH FLOWS FROM FINANCING ACTIVITIES:
Revolving credit borrowings (repayments), net	(346,742)	—	(81,940)	—	(428,682)
6 1/2% senior notes issued	600,000	—	—	—	600,000
Term loan repayments	(5,000)	—	(2,494)	—	(7,494)
Debt and capital lease payments	(10)	(230)	(347)	—	(587)
Issuance of common stock from share-based payment arrangements	9,792	—	—	—	9,792
Excess tax benefits from share-based payment arrangements	6,198	—	—	—	6,198
Payment of financing costs	(12,640)	—	—	—	(12,640)
Proceeds from (funding of) accounts and notes with affiliates, net	(161,713)	307,523	(145,810)	—	—
Other, net	(2,456)	—	—	—	(2,456)

Net cash provided by (used in) financing activities	87,429	307,293	(230,591)	—	164,131
Effect of exchange rate changes on cash	—	—	(2,399)	—	(2,399)

Net change in cash and cash equivalents from continuing operations	32,341	11,229	(16,518)	—	27,052
Net cash used in discontinued operations operating activities	—	(98)	—	—	(98)
Cash and cash equivalents, beginning of period	(180)	1,170	95,360	—	96,350

Cash and cash equivalents, end of period	$32,161	$12,301	$78,842	$—	$123,304

Condensed Consolidating Statements of Cash Flows

	Six Months Ended June 30, 2010
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor)	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:	$(38,873)	$48,195	$76,533	$—	$85,855
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures, including capitalized interest	(250)	(28,456)	(47,371)	—	(76,077)
Other, net	—	1,337	516	—	1,853

Net cash provided by (used in) investing activities	(250)	(27,119)	(46,855)	—	(74,224)
CASH FLOWS FROM FINANCING ACTIVITIES:
Debt and capital lease payments	(15)	(198)	(42)	—	(255)
Issuance of common stock from share-based payment arrangements	7,288	—	—	—	7,288
Excess tax benefits from share-based payment arrangements	985	—	—	—	985
Proceeds from (funding of) accounts and notes with affiliates, net	26,887	(20,554)	(6,333)	—	—
Other, net	(1,362)	(1)	—	—	(1,363)

Net cash provided by (used in) financing activities	33,783	(20,753)	(6,375)	—	6,655
Effect of exchange rate changes on cash	—	—	(5,005)	—	(5,005)

Net change in cash and cash equivalents from continuing operations	(5,340)	323	18,298	—	13,281
Net cash used in discontinued operations operating activities	—	(75)	—	—	(75)
Cash and cash equivalents, beginning of period	7,148	148	82,446	—	89,742

Cash and cash equivalents, end of period	$1,808	$396	$100,744	$—	$102,948

Details of Selected Balance Sheet Accounts (Tables)	6 Months Ended
Jun. 30, 2011
Details of Selected Balance Sheet Accounts [Abstract]
Additional information of selected balance sheet accounts

	June 30,	December 31,
	2011	2010

Accounts receivable, net:
Trade	$426,712	$365,988
Unbilled revenue	124,038	113,389
Other	4,147	3,462

Total accounts receivable	554,897	482,839
Allowance for doubtful accounts	(2,873)	(4,100)

	$552,024	$478,739

	June 30,	December 31,
	2011	2010

Inventories, net:
Tubular goods	$377,845	$332,720
Other finished goods and purchased products	78,324	71,266
Work in process	56,401	45,662
Raw materials	89,224	60,241

Total inventories	601,794	509,889
Allowance for obsolescence	(9,115)	(8,454)

	$592,679	$501,435

	Estimated	June 30,	December 31,
	Useful Life	2011	2010

Property, plant and equipment, net:
Land		$46,424	$43,411
Buildings and leasehold improvements	1-40 years	209,074	193,617
Machinery and equipment	2-29 years	330,657	311,217
Accommodations assets	3-15 years	952,413	840,002
Rental tools	4-10 years	179,789	166,245
Office furniture and equipment	1-10 years	38,946	36,325
Vehicles	2-10 years	87,913	82,783
Construction in progress		204,308	113,773

Total property, plant and equipment		2,049,524	1,787,373
Accumulated depreciation		(612,810)	(534,716)

		$1,436,714	$1,252,657

	June 30,	December 31,
	2011	2010

Accounts payable and accrued liabilities:
Trade accounts payable	$241,479	$224,543
Accrued compensation	38,421	47,760
Insurance liabilities	9,708	8,615
Accrued taxes, other than income taxes	8,132	4,887
Liabilities related to discontinued operations	2,170	2,268
Other	15,762	16,666

	$315,672	$304,739

Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2011
Earnings Per Share [Abstract]
Earnings per share attributable to parent

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Basic earnings per share:
Net income attributable to Oil States International, Inc.	$74,243	$37,477	$136,320	$77,720
Weighted average number of shares outstanding	51,231	50,146	51,083	50,021
Basic earnings per share	$1.45	$0.75	$2.67	$1.55
Diluted earnings per share:
Net income attributable to Oil States International, Inc.	$74,243	$37,477	$136,320	$77,720
Weighted average number of shares outstanding	51,231	50,146	51,083	50,021
Effect of dilutive securities:
Options on common stock	679	631	703	615
2 3/8% Convertible Senior Subordinated Notes	3,200	1,507	3,094	1,364
Restricted stock awards and other	160	171	181	188

Total shares and dilutive securities	55,270	52,455	55,061	52,188
Diluted earnings per share	$1.34	$0.71	$2.48	$1.49

Business Acquisitions and Goodwill (Tables)	6 Months Ended
Jun. 30, 2011
Business Acquisitions and Goodwill [Abstract]
Consolidated results of operations

	Three Months Ended	Six Months Ended
	June 30, 2010	June 30, 2010
	(Unaudited)

Revenues	$621,203	$1,178,856
Net income attributable to Oil States International, Inc.	37,828	77,571
Net income per share attributable to Oil States International, Inc. common stockholders
Basic	$0.75	$1.55
Diluted	$0.72	$1.49

Changes in carrying amount of goodwill

	Well Site Services
		Drilling
	Rental	and			Offshore	Tubular
	Tools	Other	Subtotal	Accommodations	Products	Services	Total

Balance as of December 31, 2009
Goodwill	$169,311	$22,767	$192,078	$58,358	$85,599	$62,863	$398,898
Accumulated Impairment Losses	(94,528)	(22,767)	(117,295)	—	—	(62,863)	(180,158)

	74,783	—	74,783	58,358	85,599	—	218,740
Goodwill acquired	—	—	—	239,080	15,242	—	254,322
Foreign currency translation and other changes	723	—	723	1,624	(187)	—	2,160

	75,506	—	75,506	299,062	100,654	—	475,222

Balance as of December 31, 2010
Goodwill	170,034	22,767	192,801	299,062	100,654	62,863	655,380
Accumulated Impairment Losses	(94,528)	(22,767)	(117,295)	—	—	(62,863)	(180,158)

	75,506	—	75,506	299,062	100,654	—	475,222
Goodwill acquired	—	—	—	503	198	—	701
Foreign currency translation and other changes	457	—	457	14,973	154	—	15,584

	75,963	—	75,963	314,538	101,006	—	491,507

Balance as of June 30, 2011
Goodwill	170,491	22,767	193,258	314,538	101,006	62,863	671,665
Accumulated Impairment Losses	(94,528)	(22,767)	(117,295)	—	—	(62,863)	(180,158)

	$75,963	$—	$75,963	$314,538	$101,006	$—	$491,507

Debt (Tables)	6 Months Ended
Jun. 30, 2011
Debt or Long-term Debt [Abstract]
Long-term debt

	June 30,	December 31,
	2011	2010
	(Unaudited)

U.S. revolving credit facility, which matures December 10, 2015, with available commitments up to $500 million and with an average interest rate of 2.8% for the six month period ended June 30, 2011	$—	$345,600
U.S. term loan, which matures December 10, 2015, of $200 million; 1.25% of aggregate principal repayable per quarter in 2011, 2.5% per quarter thereafter; average interest rate of 2.6% for the six month period ended June 30, 2011	195,000	200,000
Canadian revolving credit facility, which matures December 10, 2015, with available commitments up to $250 million and with an average interest rate of 3.9% for the six month period ended June 30, 2011	—	62,538
Canadian term loan, which matures December 10, 2015, of $100 million; 1.25% of aggregate principal repayable per quarter in 2011, 2.5% per quarter thereafter; average interest rate of 3.7% for the six month period ended June 30, 2011	101,524	100,955
Australian revolving credit facility, which matures October 15, 2013, of A $75 million	—	25,305
6 1/2% senior unsecured notes — due June 2019	600,000	—
2 3/8% contingent convertible senior subordinated notes, net — due 2025	166,931	163,108
Subordinated unsecured notes payable to sellers of businesses, fixed interest rate of 6%, which mature in 2012	4,000	4,000
Capital lease obligations and other debt	9,851	11,401

Total debt	1,077,306	912,907
Less: Current maturities	192,556	181,175

Total long-term debt and capitalized leases	$884,750	$731,732

Carrying amount of notes in condensed consolidated balance sheets

	June 30, 2011	December 31, 2010

Carrying amount of the equity component in additional paid-in capital	$28,449	$28,449
Principal amount of the liability component	$175,000	$175,000
Less: Unamortized discount	8,069	11,892

Net carrying amount of the liability component	$166,931	$163,108

Interest expense excluding amortization of debt issue costs

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Interest expense	$2,968	$2,835	$5,901	$5,638

June 30, 2011
Remaining period over which discount will be amortized	1.0 years
Conversion price	$31.75
Number of shares to be delivered upon conversion(1)	3,321,836
Conversion value in excess of principal amount (in thousands)(1)	$265,448
Derivative transactions entered into in connection with the convertible notes	None

Carrying and fair value of notes

The fair values of our 2 3/8% and 6 1/2% Notes are estimated based on quoted prices in active markets (Level 1 fair value measurements). The carrying and fair values of these notes were as follows (in thousands):

		June 30, 2011		December 31, 2010
	Interest	Carrying	Fair	Carrying	Fair
	Rate	Value	Value	Value	Value

6 1/2% Notes
Principal amount due 2019	6 1/2%	$600,000	$606,750	$—	$—
2 3/8% Notes
Principal amount due 2025	2 3/8%	$175,000	$440,767	$175,000	$354,057
Less: unamortized discount		8,069	—	11,892	—

Net value		$166,931	$440,767	$163,108	$354,057

Comprehensive Income and Changes in Common Stock Outstanding (Tables)	6 Months Ended
Jun. 30, 2011
Comprehensive Income and Changes in Common Stock Outstanding [Abstract]
Comprehensive income

	Three Months		Six Months
	Ended June 30,		Ended June 30,
	2011	2010	2011	2010

Net income	$74,469	$37,608	$136,820	$78,023
Other comprehensive income:
Foreign currency translation adjustment	35,052	(23,788)	65,715	(15,203)

Total other comprehensive income/(loss)	35,052	(23,788)	65,715	(15,203)

Comprehensive income	109,521	13,820	202,535	62,820
Comprehensive income attributable to noncontrolling interest	(226)	(131)	(500)	(303)

Comprehensive income attributable to Oil States International, Inc.	$109,295	$13,689	$202,035	$62,517

Stock Activity

Stock Activity

Shares of common stock outstanding — January 1, 2011	50,838,863
Shares issued upon exercise of stock options and vesting of stock awards	510,685
Shares withheld for taxes on vesting of restricted stock awards and transferred to treasury	(32,923)

Shares of common stock outstanding — June 30, 2011	51,316,625

Segment and Related Information (Tables)	6 Months Ended
Jun. 30, 2011
Segment and Related Information [Abstract]
Financial information by business segment

Financial information by business segment for each of the three and six months ended June 30, 2011 and 2010 is summarized in the following table (in thousands):

				Equity in
	Revenues from	Depreciation		Income/(Loss) of
	Unaffiliated	and	Operating	Unconsolidated	Capital
Three Months Ended June 30, 2011	Customers	Amortization	Income (Loss)	Affiliates	Expenditures	Total Assets

Well site services — Rental tools	$112,658	$10,299	$25,103	$—	$18,654	$410,370
Drilling services	40,998	4,806	6,370	—	5,754	116,672

Total well site services	153,656	15,105	31,473	—	24,408	527,042
Accommodations	202,943	26,195	57,750	(1)	106,873	1,700,385
Offshore products	131,742	3,358	18,770	(228)	3,519	588,472
Tubular services	331,976	377	16,956	231	2,780	521,675
Corporate and eliminations	—	203	(9,786)	—	64	87,480

Total	$820,317	$45,238	$115,163	$2	$137,644	$3,425,054

				Equity in
	Revenues from	Depreciation		Income/(Loss) of
	Unaffiliated	and	Operating	Unconsolidated	Capital
Three Months Ended June 30, 2010	Customers	Amortization	Income (Loss)	Affiliates	Expenditures	Total Assets

Well site services — Rental tools	$79,119	$10,405	$10,395	$—	$10,446	$351,981
Drilling services	34,137	6,198	(1,070)	—	3,546	114,071

Total well site services	113,256	16,603	9,325	—	13,992	466,052
Accommodations	121,956	10,707	31,300	—	20,029	615,982
Offshore products	106,005	2,770	16,087	—	1,942	484,852
Tubular services	253,315	341	9,297	34	2,752	405,654
Corporate and eliminations	—	179	(8,256)	—	188	22,473

Total	$594,532	$30,600	$57,753	$34	$38,903	$1,995,013

				Equity in
	Revenues from	Depreciation		Income/(Loss) of
	Unaffiliated	and	Operating	Unconsolidated	Capital
Six Months Ended June 30, 2011	Customers	Amortization	Income (Loss)	Affiliates	Expenditures	Total Assets

Well site services — Rental tools	$220,189	$20,095	$49,493	$—	$35,495	$410,370
Drilling services	74,103	9,739	8,605	—	12,922	116,672

Total well site services	294,292	29,834	58,098	—	48,417	527,042
Accommodations	400,041	52,748	106,723	2	168,915	1,700,385
Offshore products	260,184	6,692	35,520	(228)	7,574	588,472
Tubular services	626,241	728	30,002	279	5,151	521,675
Corporate and eliminations	—	388	(20,404)	—	196	87,480

Total	$1,580,758	$90,390	$209,939	$53	$230,253	$3,425,054

				Equity in
	Revenues from	Depreciation		Income/(Loss) of
	Unaffiliated	and	Operating	Unconsolidated	Capital
Six Months Ended June 30, 2010	Customers	Amortization	Income (Loss)	Affiliates	Expenditures	Total Assets

Well site services — Rental tools	$146,622	$20,915	$14,772	$—	$17,026	$351,981
Drilling services	64,538	12,862	(3,052)	—	4,537	114,071

Total well site services	211,160	33,777	11,720	—	21,563	466,052
Accommodations	267,489	21,283	78,668	—	45,441	615,982
Offshore products	208,998	5,575	28,708	—	5,980	484,852
Tubular services	439,230	685	15,512	64	2,843	405,654
Corporate and eliminations	—	358	(17,050)	—	250	22,473

Total	$1,126,877	$61,678	$117,558	$64	$76,077	$1,995,013

Condensed Consolidating Financial Information (Tables)	6 Months Ended
Jun. 30, 2011
Condensed Consolidating Financial Information [Abstract]
Statement of Operations
Condensed Consolidating Statements of Income

	Three Months Ended June 30, 2011
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor	Subsidiaries	Guarantors	Adjustments	Inc.
	(In thousands)

REVENUES
Operating revenues	$—	$582,948	$237,369	$—	$820,317
Intercompany revenues	—	1,645	216	(1,861)	—

Total revenues	—	584,593	237,585	(1,861)	820,317

OPERATING EXPENSES
Cost of sales and services	—	480,126	137,528	(876)	616,778
Intercompany cost of sales and services	—	778	207	(985)	—
Selling, general and administrative expenses	9,535	19,759	13,471	—	42,765
Depreciation and amortization expense	203	19,300	25,737	(2)	45,238
Other operating (income)/expense	49	(40)	364	—	373

Operating income (loss)	(9,787)	64,670	60,278	2	115,163
Interest expense, net of capitalized interest	(11,061)	(342)	(17,978)	16,849	(12,532)
Interest income	2,648	778	13,658	(16,849)	235
Equity in earnings of unconsolidated affiliates	91,788	5,796	(229)	(97,353)	2
Other income/(expense)	—	274	214	—	488

Income before income taxes	73,588	71,176	55,943	(97,351)	103,356
Income tax provision	654	(14,748)	(14,793)	—	(28,887)

Net income	74,242	56,428	41,150	(97,351)	74,469
Less: Net income attributable to non-controlling interest	—	—	209	17	226

Net income attributable to Oil States International, Inc.	$74,242	$56,428	$40,941	$(97,368)	$74,243

Condensed Consolidating Statements of Income

	Three Months Ended June 30, 2010
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor)	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

REVENUES
Operating revenues	$—	$425,979	$168,553	$—	$594,532
Intercompany revenues	—	4,653	120	(4,773)	—

Total revenues	—	430,632	168,673	(4,773)	594,532

OPERATING EXPENSES
Cost of sales and services	—	363,640	107,580	(1,738)	469,482
Intercompany cost of sales and services	—	2,992	43	(3,035)	—
Selling, general and administrative expenses	8,077	19,997	9,109	—	37,183
Depreciation and amortization expense	179	18,763	11,660	(2)	30,600
Other operating (income)/expense	—	(139)	(347)	—	(486)

Operating income (loss)	(8,256)	25,379	40,628	2	57,753
Interest expense	(3,272)	(142)	(119)	33	(3,500)
Interest income	—	18	118	(33)	103
Equity in earnings of unconsolidated affiliates	48,374	8,666	—	(57,006)	34
Other income/(expense)	—	160	(352)	—	(192)

Income before income taxes	36,846	34,081	40,275	(57,004)	54,198
Income tax provision	631	(6,843)	(10,378)	—	(16,590)

Net income	37,477	27,238	29,897	(57,004)	37,608
Less: Net income attributable to non-controlling interest	—	—	128	3	131

Net income attributable to Oil States International, Inc.	$37,477	$27,238	$29,769	$(57,007)	$37,477

Condensed Consolidating Statements of Income

	Six Months Ended June 30, 2011
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor)	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

REVENUES
Operating revenues	$—	$1,106,232	$474,526	$—	$1,580,758
Intercompany revenues	—	3,301	532	(3,833)	—

Total revenues	—	1,109,533	475,058	(3,833)	1,580,758

OPERATING EXPENSES
Cost of sales and services	—	913,322	279,454	(1,600)	1,191,176
Intercompany cost of sales and services	—	1,852	381	(2,233)	—
Selling, general and administrative expenses	18,934	39,403	28,135	—	86,472
Depreciation and amortization expense	388	40,806	49,199	(3)	90,390
Other operating (income)/expense	1,082	(156)	1,854	1	2,781

Operating income (loss)	(20,404)	114,306	116,035	2	209,939
Interest expense, net of capitalized interest	(19,472)	(688)	(40,435)	37,814	(22,781)
Interest income	5,217	6,561	27,283	(37,813)	1,248
Equity in earnings of unconsolidated affiliates	169,682	12,981	(226)	(182,384)	53
Other income/(expense)	—	424	207	—	631

Income before income taxes	135,023	133,584	102,864	(182,381)	189,090
Income tax provision	1,297	(28,955)	(24,612)	—	(52,270)

Net income	136,320	104,629	78,252	(182,381)	136,820
Less: Net income attributable to non-controlling interest	—	—	477	23	500

Net income attributable to Oil States International, Inc.	$136,320	$104,629	$77,775	$(182,404)	$136,320

Condensed Consolidating Statements of Income

	Six Months Ended June 30, 2010
	Oil States		Other
	International,		Subsidiaries		Consolidated Oil
	Inc. (Parent/	Guarantor	(Non-	Consolidating	States International
	Guarantor)	Subsidiaries	Guarantors	Adjustments	Inc.
	(In thousands)

REVENUES
Operating revenues	$—	$753,054	$373,823	$—	$1,126,877
Intercompany revenues	—	18,208	126	(18,334)	—

Total revenues	—	771,262	373,949	(18,334)	1,126,877

OPERATING EXPENSES
Cost of sales and services	—	646,042	234,712	(4,762)	875,992
Intercompany cost of sales and services	—	13,518	54	(13,572)	—
Selling, general and administrative expenses	16,793	38,002	17,541	—	72,336
Depreciation and amortization expense	358	38,149	23,174	(3)	61,678
Other operating (income)/expense	(102)	(263)	(322)	—	(687)

Operating income (loss)	(17,049)	35,814	98,790	3	117,558
Interest expense	(6,499)	(291)	(249)	68	(6,971)
Interest income	—	48	201	(68)	181
Equity in earnings of unconsolidated affiliates	100,050	17,156	—	(117,142)	64
Other income/(expense)	—	950	(380)	—	570

Income before income taxes	76,502	53,677	98,362	(117,139)	111,402
Income tax provision	1,219	(7,318)	(27,280)	—	(33,379)

Net income	77,721	46,359	71,082	(117,139)	78,023
Less: Net income attributable to non-controlling interest	—	—	305	(2)	303

Net income attributable to Oil States International, Inc.	$77,721	$46,359	$70,777	$(117,137)	$77,720

Schedule of Balance sheet
Condensed Consolidating Balance Sheets

	June 30, 2011
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor)	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

ASSETS
Current assets:
Cash and cash equivalents	$32,161	$12,301	$78,842	$—	$123,304
Accounts receivable, net	1,568	322,722	227,734	—	552,024
Inventories, net	—	490,553	102,126	—	592,679
Prepaid expenses and other current assets	3,305	4,998	21,047	—	29,350

Total current assets	37,034	830,574	429,749	—	1,297,357
Property, plant and equipment, net	1,737	419,410	1,015,594	(27)	1,436,714
Goodwill, net	—	172,257	319,250	—	491,507
Other intangible assets, net	—	32,180	105,781	—	137,961
Long-term intercompany receivables (payables)	757,166	(366,722)	(397,408)	6,964	—
Other noncurrent assets	1,993,171	220,802	11,318	(2,163,776)	61,515

Total assets	$2,789,108	$1,308,501	$1,484,284	$(2,156,839)	$3,425,054

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$18,234	$193,257	$104,182	$(1)	$315,672
Income taxes	(43,374)	47,519	3,284	—	7,429
Current portion of long-term debt and capitalized leases	181,936	2,437	8,183	—	192,556
Deferred revenue	—	43,166	11,432	—	54,598
Other current liabilities	—	6,241	300	—	6,541

Total current liabilities	156,796	292,620	127,381	(1)	576,796
Long-term debt and capitalized leases	780,005	9,571	95,174	—	884,750
Deferred income taxes	(8,861)	48,699	50,936	—	90,774
Other noncurrent liabilities	10,488	10,321	652	(449)	21,012

Total liabilities	938,428	361,211	274,143	(450)	1,573,332

Stockholders’ equity	1,850,680	947,290	1,209,288	(2,156,578)	1,850,680
Non-controlling interest	—	—	853	189	1,042

Total stockholders’ equity	1,850,680	947,290	1,210,141	(2,156,389)	1,851,722

Total liabilities and stockholders’ equity	$2,789,108	$1,308,501	$1,484,284	$(2,156,839)	$3,425,054

Condensed Consolidating Balance Sheets

	December 31, 2010
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

ASSETS
Current assets:
Cash and cash equivalents	$(180)	$1,170	$95,360	$—	$96,350
Accounts receivable, net	852	303,771	174,116	—	478,739
Inventories, net	—	429,427	72,008	—	501,435
Prepaid expenses and other current assets	6,243	10,796	6,441	—	23,480

Total current assets	6,915	745,164	347,925	—	1,100,004
Property, plant and equipment, net	1,930	394,335	856,422	(30)	1,252,657
Goodwill, net	—	171,135	304,087	—	475,222
Other intangible assets, net	—	34,894	104,527	—	139,421
Investments in unconsolidated affiliates	1,723,711	200,652	569	(1,918,995)	5,937
Long-term intercompany receivables (payables)	567,560	(50,475)	(524,050)	6,965	—
Other noncurrent assets	33,562	336	8,860	—	42,758

Total assets	$2,333,678	$1,496,041	$1,098,340	$(1,912,060)	$3,015,999

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$28,650	$202,503	$73,585	$1	$304,739
Income taxes	(31,363)	30,919	5,048	—	4,604
Current portion of long-term debt and capitalized leases	173,122	2,424	5,629	—	181,175
Deferred revenue	—	44,981	15,866	—	60,847
Other current liabilities	—	1,727	1,083	—	2,810

Total current liabilities	170,409	282,554	101,211	1	554,175
Long-term debt and capitalized leases	536,747	9,774	185,211	—	731,732
Deferred income taxes	(10,816)	48,642	43,372	—	81,198
Other noncurrent liabilities	9,432	10,141	837	(449)	19,961

Total liabilities	705,772	351,111	330,631	(448)	1,387,066
Stockholders’ equity	1,627,906	1,144,930	766,848	(1,911,778)	1,627,906
Non-controlling interest	—	—	861	166	1,027

Total stockholders’ equity	1,627,906	1,144,930	767,709	(1,911,612)	1,628,933

Total liabilities and stockholders’ equity	$2,333,678	$1,496,041	$1,098,340	$(1,912,060)	$3,015,999

Schedule of Cash flow statement
Condensed Consolidating Statements of Cash Flows

	Six Months Ended June 30, 2011
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor)	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:	$(54,893)	$84,969	$66,559	$—	$96,635
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures, including capitalized interest	(195)	(62,356)	(167,702)	—	(230,253)
Acquisitions of businesses, net of cash acquired	—	(212)	—	—	(212)
Proceeds from (funding of) accounts and notes receivable with affiliates, net	—	(317,224)	317,224	—	—
Other, net	—	(1,241)	391	—	(850)

Net cash provided by (used in) investing activities	(195)	(381,033)	149,913	—	(231,315)
CASH FLOWS FROM FINANCING ACTIVITIES:
Revolving credit borrowings (repayments), net	(346,742)	—	(81,940)	—	(428,682)
6 1/2% senior notes issued	600,000	—	—	—	600,000
Term loan repayments	(5,000)	—	(2,494)	—	(7,494)
Debt and capital lease payments	(10)	(230)	(347)	—	(587)
Issuance of common stock from share-based payment arrangements	9,792	—	—	—	9,792
Excess tax benefits from share-based payment arrangements	6,198	—	—	—	6,198
Payment of financing costs	(12,640)	—	—	—	(12,640)
Proceeds from (funding of) accounts and notes with affiliates, net	(161,713)	307,523	(145,810)	—	—
Other, net	(2,456)	—	—	—	(2,456)

Net cash provided by (used in) financing activities	87,429	307,293	(230,591)	—	164,131
Effect of exchange rate changes on cash	—	—	(2,399)	—	(2,399)

Net change in cash and cash equivalents from continuing operations	32,341	11,229	(16,518)	—	27,052
Net cash used in discontinued operations operating activities	—	(98)	—	—	(98)
Cash and cash equivalents, beginning of period	(180)	1,170	95,360	—	96,350

Cash and cash equivalents, end of period	$32,161	$12,301	$78,842	$—	$123,304

Condensed Consolidating Statements of Cash Flows

	Six Months Ended June 30, 2010
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor)	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:	$(38,873)	$48,195	$76,533	$—	$85,855
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures, including capitalized interest	(250)	(28,456)	(47,371)	—	(76,077)
Other, net	—	1,337	516	—	1,853

Net cash provided by (used in) investing activities	(250)	(27,119)	(46,855)	—	(74,224)
CASH FLOWS FROM FINANCING ACTIVITIES:
Debt and capital lease payments	(15)	(198)	(42)	—	(255)
Issuance of common stock from share-based payment arrangements	7,288	—	—	—	7,288
Excess tax benefits from share-based payment arrangements	985	—	—	—	985
Proceeds from (funding of) accounts and notes with affiliates, net	26,887	(20,554)	(6,333)	—	—
Other, net	(1,362)	(1)	—	—	(1,363)

Net cash provided by (used in) financing activities	33,783	(20,753)	(6,375)	—	6,655
Effect of exchange rate changes on cash	—	—	(5,005)	—	(5,005)

Net change in cash and cash equivalents from continuing operations	(5,340)	323	18,298	—	13,281
Net cash used in discontinued operations operating activities	—	(75)	—	—	(75)
Cash and cash equivalents, beginning of period	7,148	148	82,446	—	89,742

Cash and cash equivalents, end of period	$1,808	$396	$100,744	$—	$102,948

Details of Selected Balance Sheet Accounts (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 Trade [Member]	Dec. 31, 2010 Trade [Member]	Jun. 30, 2011 Unbilled Revenue [Member]	Dec. 31, 2010 Unbilled Revenue [Member]	Jun. 30, 2011 Other [Member]	Dec. 31, 2010 Other [Member]	Jun. 30, 2011 Land [Member]	Dec. 31, 2010 Land [Member]	Jun. 30, 2011 Buildings and leasehold improvements [Member]	Dec. 31, 2010 Buildings and leasehold improvements [Member]	Jun. 30, 2011 Machinery and equipment [member]	Dec. 31, 2010 Machinery and equipment [member]	Jun. 30, 2011 Accommodations assets [Member]	Dec. 31, 2010 Accommodations assets [Member]	Jun. 30, 2011 Rental tools [Member]	Dec. 31, 2010 Rental tools [Member]	Jun. 30, 2011 Office furniture and equipment [Member]	Dec. 31, 2010 Office furniture and equipment [Member]	Jun. 30, 2011 Vehicles [Member]	Dec. 31, 2010 Vehicles [Member]	Jun. 30, 2011 Construction in progress [Member]	Dec. 31, 2010 Construction in progress [Member]
Accounts receivable, net:
Total accounts receivable	$ 554,897	$ 482,839		$ 426,712	$ 365,988	$ 124,038	$ 113,389	$ 4,147	$ 3,462
Allowance for doubtful accounts	(2,873)	(4,100)
Accounts receivable, net	552,024	478,739	385,816
Property, plant and equipment, net:
Property, plant and equipment, useful life, minimum												1		2		3		4		1		2
Property, plant and equipment, useful life, maximum												40		29		15		10		10		10
Property plant and equipment gross	2,049,524	1,787,373								46,424	43,411	209,074	193,617	330,657	311,217	952,413	840,002	179,789	166,245	38,946	36,325	87,913	82,783	204,308	113,773
Accumulated depreciation	(612,810)	(534,716)
Property, plant, and equipment, net	1,436,714	1,252,657	749,601
Inventories, net:
Tubular goods	377,845	332,720
Other finished goods and purchased products	78,324	71,266
Work in process	56,401	45,662
Raw materials	89,224	60,241
Total inventories	601,794	509,889
Allowance for obsolescence	(9,115)	(8,454)
Inventories, net	592,679	501,435	423,077
Accounts payable and accrued liabilities:
Trade accounts payable	241,479	224,543
Accrued compensation	38,421	47,760
Insurance Liabilities	9,708	8,615
Accrued taxes, other than income taxes	8,132	4,887
Liabilities related to discontinued operations	2,170	2,268
Other	15,762	16,666
Accounts payable and accrued liabilities	$ 315,672	$ 304,739	$ 208,541

Earnings Per Share (Details) (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Basic earnings per share:
Net income attributable to Oil States International, Inc.	$ 74,243	$ 37,477	$ 136,320	$ 77,720	$ 168,018	$ 59,114
Weighted average number of shares outstanding	51,231	50,146	51,083	50,021	50,238	49,625
Basic earnings per share	$ 1.45	$ 0.75	$ 2.67	$ 1.55	$ 3.34	$ 1.19
Diluted earnings per share:
Net income attributable to Oil States International, Inc.	$ 74,243	$ 37,477	$ 136,320	$ 77,720	$ 168,018	$ 59,114
Weighted average number of shares outstanding	51,231	50,146	51,083	50,021	50,238	49,625
Effect of dilutive securities:
Options on common stock	679	631	703	615
2 3/8% Convertible Senior Subordinated Notes	3,200	1,507	3,094	1,364
Restricted stock awards and other	160	171	181	188
Total shares and dilutive securities	55,270	52,455	55,061	52,188	52,700	50,219
Diluted earnings per share	$ 1.34	$ 0.71	$ 2.48	$ 1.49	$ 3.19	$ 1.18

Earnings Per Share (Details Textuals)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Earnings Per Share (Textuals) [Abstract]
Antidilutive Shares excluded from earning per share	178,855	466,315	177,702	434,891

Business Acquisitions and Goodwill (Details) (MAC Services Group Limited [Member], USD $) In Thousands, except Per Share data	3 Months Ended	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2010
MAC Services Group Limited [Member]
Consolidated results of operations [Abstract]
Revenues	$ 621,203	$ 1,178,856
Net income attributable to Oil States International, Inc	$ 37,828	$ 77,571
Net income per share attributable to Oil States International, Inc. common stockholders [Abstract]
Basic	$ 0.75	$ 1.55
Diluted	$ 0.72	$ 1.49

Business Acquisition and Goodwill( Details1) (USD $) In Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in carrying amount of goodwill
Goodwill, gross	$ 671,665	$ 655,380	$ 398,898
Accumulated Impairment Losses	(180,158)	(180,158)	(180,158)
Goodwill, net	491,507	475,222	218,740
Goodwill, Acquired During Period	701	254,322
Foreign currency translation and other changes	15,584	2,160
Well Site Services Rental Tools [Member]
Changes in carrying amount of goodwill
Goodwill, gross	170,491	170,034	169,311
Accumulated Impairment Losses	(94,528)	(94,528)	(94,528)
Goodwill, net	75,963	75,506	74,783
Foreign currency translation and other changes	457	723
Well Site Services Drilling and Other [Member]
Changes in carrying amount of goodwill
Goodwill, gross	22,767	22,767	22,767
Accumulated Impairment Losses	(22,767)	(22,767)	(22,767)
Total well site services [Member]
Changes in carrying amount of goodwill
Goodwill, gross	193,258	192,801	192,078
Accumulated Impairment Losses	(117,295)	(117,295)	(117,295)
Goodwill, net	75,963	75,506	74,783
Foreign currency translation and other changes	457	723
Accommodations [Member]
Changes in carrying amount of goodwill
Goodwill, gross	314,538	299,062	58,358
Goodwill, net	314,538	299,062	58,358
Goodwill, Acquired During Period	503	239,080
Foreign currency translation and other changes	14,973	1,624
Offshore products [Member]
Changes in carrying amount of goodwill
Goodwill, gross	101,006	100,654	85,599
Goodwill, net	101,006	100,654	85,599
Goodwill, Acquired During Period	198	15,242
Foreign currency translation and other changes	154	(187)
Tubular services [Member]
Changes in carrying amount of goodwill
Goodwill, gross	62,863	62,863	62,863
Accumulated Impairment Losses	$ (62,863)	$ (62,863)	$ (62,863)

Business Acquisitions and Goodwill (Details Textuals)	12 Months Ended					3 Months Ended		6 Months Ended
	Dec. 31, 2010 USD ( $)	Jun. 30, 2011 USD ( $)	Dec. 30, 2010 USD ( $)	Dec. 20, 2010 USD ( $)	Oct. 05, 2010 USD ( $)	Jun. 30, 2011 MAC Services Group Limited [Member] USD ( $)	Jun. 30, 2010 MAC Services Group Limited [Member] USD ( $)	Jun. 30, 2011 MAC Services Group Limited [Member] USD ( $)	Jun. 30, 2010 MAC Services Group Limited [Member] USD ( $)	Dec. 31, 2010 MAC Services Group Limited [Member] USD ( $)	Dec. 31, 2010 MAC Services Group Limited [Member] AUD
Business Acquisition [Line Items]
Amount received by shareholder										$ 3.95	3.9
Business acquisition consideration paid by debt										$ 87,000,000
Acquisition related expenses	6,959,000					300,000		1,400,000
Depreciation of the increased fair value of property, plant and Equipment							2,200,000		4,400,000
Depreciation of the increased fair value of property, plant and Equipment, per diluted share							$ 0.04		$ 0.08
Amortization expense for intangibles acquired net of tax							1,500,000		3,000,000
Amortization expense for intangibles acquired per diluted share							$ 0.03		$ 0.06
Interest expense net of tax							2,700,000		5,400,000
Interest expense diluted per share							$ 0.05		$ 0.1
Business Acquisitions and Goodwill (Textuals) [Abstract]
Consideration for business acquisition			638,000,000	47,100,000	30,200,000
Amount of Senior Secured Bank Facility	1,050,000,000	1,000,000,000
Estimated contingent consideration				$ 4,000,000

Debt (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-term debt
2 3/8% contingent convertible senior subordinated notes, net - due 2025	$ 166,931	$ 163,108
Capital lease obligations and other debt	9,851	11,401
Total debt	1,077,306	912,907
Less: Current maturities	192,556	181,175	464
Total long-term debt and capitalized leases	884,750	731,732	164,074
U.S. revolving credit facility [Member]
Long-term debt
Line of Credit Facility, Amount Outstanding	0	345,600
Term Loan Domestic [Member]
Long-term debt
Line of Credit Facility, Amount Outstanding	195,000	200,000
Canadian revolving credit facility [Member]
Long-term debt
Line of Credit Facility, Amount Outstanding	0	62,538
Term Loan Foreign [Member]
Long-term debt
Line of Credit Facility, Amount Outstanding	101,524	100,955
Australian revolving credit facility [Member]
Long-term debt
Line of Credit Facility, Amount Outstanding	0	25,305
6 1/2% senior notes [Member]
Long-term debt
6 1/2% senior unsecured notes - due 2019	600,000	0
Six Percent Fixed Interest Rate Unsecured Notes Payable Due Two Thousand Twelve [Member]
Long-term debt
Subordinated unsecured notes payable to sellers of businesses, fixed interest rate of 6%, which mature in 2012	$ 4,000	$ 4,000

Debt (Details 1) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Carrying amount of notes in condensed consolidated balance sheets
Carrying amount of the equity component in additional paid-in capital	$ 28,449	$ 28,449
Net carrying amount of the liability component	166,931	163,108
Senior Subordinated Notes [Member]
Carrying amount of notes in condensed consolidated balance sheets
Principal amount of the liability component	175,000	175,000
Less: unamortized discount	8,069	11,892
Net carrying amount of the liability component	$ 166,931	$ 163,108

Debt (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest expense excluding amortization of debt issue costs
Interest expense	$ 2,968	$ 2,835	$ 5,901	$ 5,638
Conversion value in excess of principal amount (in thousands)			$ 265,448
Derivative transactions entered into in connection with the convertible notes			None
Senior Subordinated Notes [Member]
Interest expense excluding amortization of debt issue costs
Remaining period over which discount will be amortized	1		1
Conversion price	$ 31.75		$ 31.75
Number of shares to be delivered upon conversion			3,321,836

Debt (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Jun. 01, 2011	Dec. 31, 2010
Carrying and fair value of notes
Interest rate	2.38%
Net Value	$ 166,931		$ 163,108
6 1/2% senior notes [Member]
Carrying and fair value of notes
Interest rate	6.50%	6.50%
Term loan	600,000	600,000	0
Principal amount, Fair Value	606,750		0
Senior Subordinated Notes [Member]
Carrying and fair value of notes
Interest rate	2.38%
Term loan	175,000		175,000
Less: unamortized discount	8,069		11,892
Net Value	166,931		163,108
Principal amount, Fair Value	$ 440,767		$ 354,057

Debt (Details 4)	6 Months Ended
Jun. 30, 2011
2014 [Member]
Redemption date and percentage of Principal amount
Redemption date of Principal amount	2014
Redemption percentage of Principal amount	104.88%
2015 [Member]
Redemption date and percentage of Principal amount
Redemption date of Principal amount	2015
Redemption percentage of Principal amount	103.25%
2016 [Member]
Redemption date and percentage of Principal amount
Redemption date of Principal amount	2016
Redemption percentage of Principal amount	101.63%
2017 [Member]
Redemption date and percentage of Principal amount
Redemption date of Principal amount	2017
Redemption percentage of Principal amount	100.00%

Debt (Details Textuals)	3 Months Ended	6 Months Ended							6 Months Ended			6 Months Ended				6 Months Ended			3 Months Ended	6 Months Ended
	Jun. 30, 2011 USD ( $)	Jun. 30, 2011 USD ( $)	Dec. 31, 2010 USD ( $)	Jun. 30, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Jun. 30, 2011 Senior Subordinated Notes [Member] USD ( $)	Dec. 31, 2010 Senior Subordinated Notes [Member] USD ( $)	Jun. 30, 2011 U.S. revolving credit facility [Member] USD ( $)	Jul. 13, 2011 Australian revolving credit facility [Member] AUD	Jun. 30, 2011 Australian revolving credit facility [Member] AUD	Jun. 30, 2011 Canadian revolving credit facility [Member] USD ( $)	Jun. 30, 2011 6 1/2% senior notes [Member] USD ( $)	Jun. 01, 2011 6 1/2% senior notes [Member] USD ( $)	Dec. 31, 2010 6 1/2% senior notes [Member] USD ( $)	Jun. 30, 2011 U.S Term Loan [Member] USD ( $)	Jun. 30, 2011 Canadian Term Loan [Member] USD ( $)	Jun. 30, 2011 Six Percent Fixed Interest Rate Unsecured Notes Payable Due Two Thousand Twelve [Member]	Jun. 30, 2010 Maximum [Member] USD ( $)	Jun. 30, 2010 Maximum [Member] USD ( $)
Line of Credit Facility [Line Items]
6 1/2% senior unsecured notes maturity date													Jun 1, 2019
Proceeds of senior unsecured notes utilized to repay its senior secured credit facilities													$ 515,000,000
Proceeds of senior unsecured notes utilized for general corporate purposes													75,000,000
Revolving credit facility, net	1,000,000,000	1,000,000,000	1,050,000,000						500,000,000	150,000,000	75,000,000	250,000,000
Revolving credit facility, net	727,400,000	727,400,000
Outstanding letter of credit facilities	18,500,000	18,500,000
Senior unsecured notes													6.50%	6.50%
Revolving credit facility, average interest rate									2.80%			3.90%
Term loan							175,000,000	175,000,000					600,000,000	600,000,000	0	200,000,000	100,000,000
Aggregate principal repayable per quarter in year one																1.25%	1.25%
Aggregate principal repayable thereafter																2.50%	2.50%
Debt Instrument, Interest Rate During Period																2.60%	3.70%
Fixed interest rate on subordinated unsecured notes payable																		6.00%
Percentage of additional interest for liquidation damages													0.25%
Maximum percentage of additional interest for liquidation damages													0.50%
Maximum additional interest potentially payable pursuant to provision													2,600,000
Capitalized Interest	1,000,000	2,500,000																	100,000	100,000
Debt (Textuals) [Abstract]
Redemption of senior unsecured notes condition one		At any time prior to June 1, 2014 prior to June 1, 2014, the Company may redeem up to 35% of the 6 1/2% Notes at a redemption price of 106.500% of the principal amount, plus accrued and unpaid interest to the redemption date.
Redemption of senior unsecured notes condition Two		Prior to June 1, 2014 the Company may redeem some or all of the 6 1/2% Notes for cash at a redemption price equal to 100% of their principal amount to the redemption date. plus an applicable make-whole premium and accrued and unpaid interest to the redemption date.
Conditions for conversion of notes		If a note holder chooses to present their notes for conversion during a future quarter prior to the first put/call date in July 2012, they would receive cash up to $1,000 for each 2 3/8% Note plus Company common stock for any excess valuation over $1,000 using the conversion rate of the 2 3/8% Notes of 31.496 multiplied by the Company’s average common stock price over a ten trading day period following presentation of the 2 3/8% Notes for conversion
Interest rate of Contingent convertible senior subordinated notes	2.38%	2.38%					2.38%
Effective interest rate		7.17%
Closing Stock Price	$ 79.91	$ 79.91
Cash and cash equivalents	$ 123,304,000	$ 123,304,000	$ 96,350,000	$ 102,948,000	$ 89,742,000	$ 30,199,000

Comprehensive Income and Changes in Common Stock Outstanding (Details) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income
Net income	$ 74,469	$ 37,608	$ 136,820	$ 78,023	$ 168,605	$ 59,612
Other comprehensive income:
Foreign currency translation adjustment	35,052	(23,788)	65,715	(15,203)
Total other comprehensive income/(loss)	35,052	(23,788)	65,715	(15,203)
Comprehensive income	109,521	13,820	202,535	62,820
Comprehensive income attributable to noncontrolling interest	(226)	(131)	(500)	(303)
Comprehensive income attributable to Oil States International, Inc.	$ 109,295	$ 13,689	$ 202,035	$ 62,517
Stock Activity
Shares of common stock outstanding - January 1, 2011			50,838,863	49,814,964	49,814,964
Shares issued upon exercise of stock options and vesting of stock awards			510,685
Shares withheld for taxes on vesting of restricted stock awards and transferred to treasury			(32,923)
Shares of common stock outstanding - June 30, 2011	51,316,625		51,316,625		50,838,863	49,814,964

Stock Based Compensation (Details) (USD $) In Millions, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Share Based Compensation (Textuals) [Abstract]
Restricted stock awards granted, Shares			210,134
Restricted stock awards granted value			$ 15.8
Restricted stock awards expected to vest over vesting period.			193,550
Stock options			184,700
Stock options, Value	$ 75.37		$ 75.37
Stock based compensation pre-tax expense recognized	3.8	3.1	7.2	6.8
Stock based compensation expense recognized per diluted share after tax	$ 0.05	$ 0.04	$ 0.1	$ 0.1
Total fair value of restricted stock awards vested			12.2	7.4
Compensation cost related to unvested stock options	$ 31.1		$ 31.1

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textuals) [Abstract]
Provision for income tax	$ 28,887	$ 16,590	$ 52,270	$ 33,379	$ 72,023	$ 46,097
Percentage of pretax income	27.90%	30.60%	27.60%	30.00%

Segment and Related Information (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Financial information by business segment
Revenues from unaffiliated customers	$ 820,317	$ 594,532	$ 1,580,758	$ 1,126,877
Depreciation and amortization	45,238	30,600	90,390	61,678	124,202	118,108
Operating income (loss)	115,163	57,753	209,939	117,558	255,582	118,729
Equity in earnings of unconsolidated affiliates	2	34	53	64	239	1,452
Capital expenditures	137,644	38,903	230,253	76,077
Total assets	3,425,054	1,995,013	3,425,054	1,995,013	3,015,999	1,932,386
Rental tools [Member]
Financial information by business segment
Revenues from unaffiliated customers	112,658	79,119	220,189	146,622
Depreciation and amortization	10,299	10,405	20,095	20,915
Operating income (loss)	25,103	10,395	49,493	14,772
Capital expenditures	18,654	10,446	35,495	17,026
Total assets	410,370	351,981	410,370	351,981
Total well site services [Member]
Financial information by business segment
Revenues from unaffiliated customers	153,656	113,256	294,292	211,160
Depreciation and amortization	15,105	16,603	29,834	33,777
Operating income (loss)	31,473	9,325	58,098	11,720
Capital expenditures	24,408	13,992	48,417	21,563
Total assets	527,042	466,052	527,042	466,052
Accommodations [Member]
Financial information by business segment
Revenues from unaffiliated customers	202,943	121,956	400,041	267,489
Depreciation and amortization	26,195	10,707	52,748	21,283
Operating income (loss)	57,750	31,300	106,723	78,668
Equity in earnings of unconsolidated affiliates	(1)		2
Capital expenditures	106,873	20,029	168,915	45,441
Total assets	1,700,385	615,982	1,700,385	615,982
Offshore products [Member]
Financial information by business segment
Revenues from unaffiliated customers	131,742	106,005	260,184	208,998
Depreciation and amortization	3,358	2,770	6,692	5,575
Operating income (loss)	18,770	16,087	35,520	28,708
Equity in earnings of unconsolidated affiliates	(228)		(228)
Capital expenditures	3,519	1,942	7,574	5,980
Total assets	588,472	484,852	588,472	484,852
Tubular services [Member]
Financial information by business segment
Revenues from unaffiliated customers	331,976	253,315	626,241	439,230
Depreciation and amortization	377	341	728	685
Operating income (loss)	16,956	9,297	30,002	15,512
Equity in earnings of unconsolidated affiliates	231	34	279	64
Capital expenditures	2,780	2,752	5,151	2,843
Total assets	521,675	405,654	521,675	405,654
Corporate and eliminations [Member]
Financial information by business segment
Depreciation and amortization	203	179	388	358
Operating income (loss)	(9,786)	(8,256)	(20,404)	(17,050)
Capital expenditures	64	188	196	250
Total assets	87,480	22,473	87,480	22,473
Drilling services [Member]
Financial information by business segment
Revenues from unaffiliated customers	40,998	34,137	74,103	64,538
Depreciation and amortization	4,806	6,198	9,739	12,862
Operating income (loss)	6,370	(1,070)	8,605	(3,052)
Capital expenditures	5,754	3,546	12,922	4,537
Total assets	$ 116,672	$ 114,071	$ 116,672	$ 114,071

Condensed Consolidating Financial Information (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Operating revenues	$ 820,317	$ 594,532	$ 1,580,758	$ 1,126,877
Revenues Total	820,317	594,532	1,580,758	1,126,877	2,411,984	2,108,250
OPERATING EXPENSES
Cost of sales and services	616,778	469,482	1,191,176	875,992
Selling, general and administrative expenses	42,765	37,183	86,472	72,336	150,865	139,293
Depreciation and amortization expense	45,238	30,600	90,390	61,678	124,202	118,108
Other operating (income) expense	(373)	486	(2,781)	687	(82)	2,606
Operating income (loss)	115,163	57,753	209,939	117,558	255,582	118,729
Interest expense, net of capitalized interest	12,532	3,500	22,781	6,971	16,274	15,266
Interest income	235	103	1,248	181	751	380
Equity in earnings of unconsolidated affiliates	2	34	53	64	239	1,452
Other income/ (expense)	488	(192)	631	570	330	414
Income before income taxes	103,356	54,198	189,090	111,402	240,628	105,709
Income tax provision	28,887	16,590	52,270	33,379	72,023	46,097
Net income	74,469	37,608	136,820	78,023	168,605	59,612
Less: Net income attributable to noncontrolling interest	226	131	500	303	587	498
Net income attributable to Oil States International, Inc.	74,243	37,477	136,320	77,720	168,018	59,114
Guarantor Subsidiaries [Member]
REVENUES
Operating revenues	582,948	425,979	1,106,232	753,054
Intercompany revenues	1,645	4,653	3,301	18,208
Revenues Total	584,593	430,632	1,109,533	771,262
OPERATING EXPENSES
Cost of sales and services	480,126	363,640	913,322	646,042
Intercompany cost of sales and services	778	2,992	1,852	13,518
Selling, general and administrative expenses	19,759	19,997	39,403	38,002
Depreciation and amortization expense	19,300	18,763	40,806	38,149
Other operating (income) expense	40	139	156	263
Operating income (loss)	64,670	25,379	114,306	35,814
Interest expense, net of capitalized interest	342	142	688	291
Interest income	778	18	6,561	48
Equity in earnings of unconsolidated affiliates	5,796	8,666	12,981	17,156
Other income/ (expense)	274	160	424	950
Income before income taxes	71,176	34,081	133,584	53,677
Income tax provision	14,748	6,843	28,955	7,318
Net income	56,428	27,238	104,629	46,359
Net income attributable to Oil States International, Inc.	56,428	27,238	104,629	46,359
Other Subsidiaries (Non - Guarantors) [Member]
REVENUES
Operating revenues	237,369	168,553	474,526	373,823
Intercompany revenues	216	120	532	126
Revenues Total	237,585	168,673	475,058	373,949
OPERATING EXPENSES
Cost of sales and services	137,528	107,580	279,454	234,712
Intercompany cost of sales and services	207	43	381	54
Selling, general and administrative expenses	13,471	9,109	28,135	17,541
Depreciation and amortization expense	25,737	11,660	49,199	23,174
Other operating (income) expense	(364)	347	(1,854)	322
Operating income (loss)	60,278	40,628	16,035	98,790
Interest expense, net of capitalized interest	17,978	119	40,435	249
Interest income	13,658	118	27,283	201
Equity in earnings of unconsolidated affiliates	(229)		(226)
Other income/ (expense)	214	(352)	207	(380)
Income before income taxes	55,943	40,275	102,864	98,362
Income tax provision	14,793	10,378	24,612	27,280
Net income	41,150	29,897	78,252	71,082
Less: Net income attributable to noncontrolling interest	209	128	477	305
Net income attributable to Oil States International, Inc.	40,941	29,769	77,775	70,777
Oil States International, Inc. (Parent/Guarantor) [Member]
OPERATING EXPENSES
Selling, general and administrative expenses	9,535	8,077	18,934	16,793
Depreciation and amortization expense	203	179	388	358
Other operating (income) expense	(49)		(1,082)	102
Operating income (loss)	(9,787)	(8,256)	(20,404)	(17,049)
Interest expense, net of capitalized interest	11,061	3,272	19,472	6,499
Interest income	2,648		5,217
Equity in earnings of unconsolidated affiliates	91,788	48,374	169,682	100,050
Income before income taxes	73,588	36,846	135,023	76,502
Income tax provision	(654)	(631)	(1,297)	(1,219)
Net income	74,242	37,477	136,320	77,721
Net income attributable to Oil States International, Inc.	74,242	37,477	136,320	77,721
Consolidating Adjustment [Member]
REVENUES
Intercompany revenues	(1,861)	(4,773)	(3,833)	(18,334)
Revenues Total	(1,861)	(4,773)	(3,833)	(18,334)
OPERATING EXPENSES
Cost of sales and services	(876)	(1,738)	(1,600)	(4,762)
Intercompany cost of sales and services	(985)	(3,035)	(2,233)	(13,572)
Depreciation and amortization expense	(2)	(2)	(3)	(3)
Other operating (income) expense			(1)
Operating income (loss)	2	2	2	3
Interest expense, net of capitalized interest	(16,849)	(33)	(37,814)	(68)
Interest income	(16,849)	(33)	(37,813)	(68)
Equity in earnings of unconsolidated affiliates	(97,353)	(57,006)	(182,384)	(117,142)
Income before income taxes	(97,351)	(57,004)	(182,381)	(117,139)
Net income	(97,351)	(57,004)	(182,381)	(117,139)
Less: Net income attributable to noncontrolling interest	17	3	23	(2)
Net income attributable to Oil States International, Inc.	$ (97,368)	$ (57,007)	$ (182,404)	$ (117,137)

Condensed Consolidating Financial Information (Details 1) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 123,304	$ 96,350	$ 102,948	$ 89,742	$ 30,199
Accounts receivable, net	552,024	478,739		385,816
Inventories, net	592,679	501,435		423,077
Prepaid expenses and other current assets	29,350	23,480		26,933
Total current assets	1,297,357	1,100,004		925,568
Property, plant, and equipment, net	1,436,714	1,252,657		749,601
Goodwill, net	491,507	475,222		218,740
Other intangible assets, net	137,961	139,421		19,681
Investments in unconsolidated affiliates		5,937		5,164
Long-term intercompany receivables (payables)	0	0
Other noncurrent assets	61,515	48,695		13,632
Total assets	3,425,054	3,015,999	1,995,013	1,932,386
Current liabilities:
Accounts payable and accrued liabilities	315,672	304,739		208,541
Income taxes	7,429	4,604		14,419
Current portion of long-term debt and capitalized leases	192,556	181,175		464
Deferred revenue	54,598	60,847		87,412
Other current liabilities	6,541	2,810		4,387
Total current liabilities	576,796	554,175		315,223
Long-term debt and capitalized leases	884,750	731,732		164,074
Deferred income taxes	90,774	81,198		55,332
Other noncurrent liabilities	21,012	19,961		15,691
Total liabilities	1,573,332	1,387,066		550,320
Stockholders' equity	1,850,680	1,627,906		1,380,848
Noncontrolling interest	1,042	1,027		1,218
Total stockholders' equity	1,851,722	1,628,933		1,382,066
Total liabilities and stockholders' equity	3,425,054	3,015,999		1,932,386
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	12,301	1,170	396	148
Accounts receivable, net	322,722	303,771
Inventories, net	490,553	429,427
Prepaid expenses and other current assets	4,998	10,796
Total current assets	830,574	745,164
Property, plant, and equipment, net	419,410	394,335
Goodwill, net	172,257	171,135
Other intangible assets, net	32,180	34,894
Investments in unconsolidated affiliates		200,652
Long-term intercompany receivables (payables)	(366,722)	(50,475)
Other noncurrent assets	220,802	336
Total assets	1,308,501	1,496,041
Current liabilities:
Accounts payable and accrued liabilities	193,257	202,503
Income taxes	47,519	30,919
Current portion of long-term debt and capitalized leases	2,437	2,424
Deferred revenue	43,166	44,981
Other current liabilities	6,241	1,727
Total current liabilities	292,620	282,554
Long-term debt and capitalized leases	9,571	9,774
Deferred income taxes	48,699	48,642
Other noncurrent liabilities	10,321	10,141
Total liabilities	361,211	351,111
Stockholders' equity	947,290	1,144,930
Noncontrolling interest	0	0
Total stockholders' equity	947,290	1,144,930
Total liabilities and stockholders' equity	1,308,501	1,496,041
Other Subsidiaries (Non - Guarantors) [Member]
Current assets:
Cash and cash equivalents	78,842	95,360	100,744	82,446
Accounts receivable, net	227,734	174,116
Inventories, net	102,126	72,008
Prepaid expenses and other current assets	21,047	6,441
Total current assets	429,749	347,925
Property, plant, and equipment, net	1,015,594	856,422
Goodwill, net	319,250	304,087
Other intangible assets, net	105,781	104,527
Investments in unconsolidated affiliates		569
Long-term intercompany receivables (payables)	(397,408)	(524,050)
Other noncurrent assets	11,318	8,860
Total assets	1,484,284	1,098,340
Current liabilities:
Accounts payable and accrued liabilities	104,182	73,585
Income taxes	3,284	5,048
Current portion of long-term debt and capitalized leases	8,183	5,629
Deferred revenue	11,432	15,866
Other current liabilities	300	1,083
Total current liabilities	127,381	101,211
Long-term debt and capitalized leases	95,174	185,211
Deferred income taxes	50,936	43,372
Other noncurrent liabilities	652	837
Total liabilities	274,143	330,631
Stockholders' equity	1,209,288	766,848
Noncontrolling interest	853	861
Total stockholders' equity	1,210,141	767,709
Total liabilities and stockholders' equity	1,484,284	1,098,340
Oil States International, Inc. (Parent/Guarantor) [Member]
Current assets:
Cash and cash equivalents	32,161	(180)	1,808	7,148
Accounts receivable, net	1,568	852
Inventories, net	0	0
Prepaid expenses and other current assets	3,305	6,243
Total current assets	37,034	6,915
Property, plant, and equipment, net	1,737	1,930
Goodwill, net	0	0
Other intangible assets, net	0	0
Investments in unconsolidated affiliates		1,723,711
Long-term intercompany receivables (payables)	757,166	567,560
Other noncurrent assets	1,993,171	33,562
Total assets	2,789,108	2,333,678
Current liabilities:
Accounts payable and accrued liabilities	18,234	28,650
Income taxes	(43,374)	(31,363)
Current portion of long-term debt and capitalized leases	181,936	173,122
Deferred revenue	0	0
Other current liabilities	0	0
Total current liabilities	156,796	170,409
Long-term debt and capitalized leases	780,005	536,747
Deferred income taxes	(8,861)	(10,816)
Other noncurrent liabilities	10,488	9,432
Total liabilities	938,428	705,772
Stockholders' equity	1,850,680	1,627,906
Noncontrolling interest	0	0
Total stockholders' equity	1,850,680	1,627,906
Total liabilities and stockholders' equity	2,789,108	2,333,678
Consolidating Adjustment [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Inventories, net	0	0
Prepaid expenses and other current assets	0	0
Total current assets	0	0
Property, plant, and equipment, net	(27)	(30)
Goodwill, net	0	0
Other intangible assets, net	0	0
Investments in unconsolidated affiliates		(1,918,995)
Long-term intercompany receivables (payables)	6,964	6,965
Other noncurrent assets	(2,163,776)	0
Total assets	(2,156,839)	(1,912,060)
Current liabilities:
Accounts payable and accrued liabilities	(1)	1
Income taxes	0	0
Current portion of long-term debt and capitalized leases	0	0
Deferred revenue	0	0
Other current liabilities	0	0
Total current liabilities	(1)	1
Long-term debt and capitalized leases	0	0
Deferred income taxes	0	0
Other noncurrent liabilities	(449)	(449)
Total liabilities	(450)	(448)
Stockholders' equity	(2,156,578)	(1,911,778)
Noncontrolling interest	189	166
Total stockholders' equity	(2,156,389)	(1,911,612)
Total liabilities and stockholders' equity	$ (2,156,839)	$ (1,912,060)

Condensed Consolidating Financial Information (Details 2) (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$ 96,635	$ 85,855	$ 230,922	$ 453,362
Cash flows from investing activities:
Capital expenditures, including capitalized interest	(230,253)	(76,077)	(182,207)	(124,488)
Acquisitions of businesses, net of cash acquired	(212)		(709,575)	18
Proceeds from (funding of) accounts and notes receivable with affiliates, net				21,166
Other, net	(850)	1,853	(632)	(2,143)
Net cash flows used in investing activities	(231,315)	(74,224)	(889,680)	(102,608)
Cash flows from financing activities:
Revolving credit borrowings and (repayments), net	(428,682)		347,129	(294,760)
6 1/2% senior notes issued	600,000
Term loan repayments	(7,494)
Debt and capital lease repayments	(587)	(255)	(487)	(4,961)
Issuance of common stock from share-based payment arrangements	9,792	7,288	23,361	3,460
Excess tax benefits from share-based payment arrangements	6,198	985	4,029
Payment of financing costs	(12,640)		(24,548)
Other, net	(2,456)	(1,363)	(1,407)	(512)
Net cash flows provided by financing activities	164,131	6,655	649,032	(296,773)
Effect of exchange rate changes on cash	(2,399)	(5,005)	16,477	5,695
Net increase in cash and cash equivalents from continuing operations	27,052	13,281	6,751	59,676
Net cash used in discontinued operations - operating activities	(98)	(75)	(143)	(133)
Cash and cash equivalents, beginning of period	96,350	89,742	89,742	30,199
Cash and cash equivalents, end of period	123,304	102,948	96,350	89,742
Guarantor Subsidiaries [Member]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	84,969	48,195
Cash flows from investing activities:
Capital expenditures, including capitalized interest	(62,356)	(28,456)
Acquisitions of businesses, net of cash acquired	(212)
Proceeds from (funding of) accounts and notes receivable with affiliates, net	(317,224)
Other, net	(1,241)	1,337
Net cash flows used in investing activities	(381,033)	(27,119)
Cash flows from financing activities:
Debt and capital lease repayments	(230)	(198)
Proceeds from (funding of) accounts and notes with affiliates, net	307,523	(20,554)
Other, net		(1)
Net cash flows provided by financing activities	307,293	(20,753)
Net increase in cash and cash equivalents from continuing operations	11,229	323
Net cash used in discontinued operations - operating activities	(98)	(75)
Cash and cash equivalents, beginning of period	1,170	148	148
Cash and cash equivalents, end of period	12,301	396
Other Subsidiaries (Non - Guarantors) [Member]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	66,559	76,533
Cash flows from investing activities:
Capital expenditures, including capitalized interest	(167,702)	(47,371)
Proceeds from (funding of) accounts and notes receivable with affiliates, net	317,224
Other, net	391	516
Net cash flows used in investing activities	149,913	(46,855)
Cash flows from financing activities:
Revolving credit borrowings and (repayments), net	(81,940)
Term loan repayments	(2,494)
Debt and capital lease repayments	(347)	(42)
Proceeds from (funding of) accounts and notes with affiliates, net	(145,810)	(6,333)
Net cash flows provided by financing activities	(230,591)	(6,375)
Effect of exchange rate changes on cash	(2,399)	(5,005)
Net increase in cash and cash equivalents from continuing operations	(16,518)	18,298
Cash and cash equivalents, beginning of period	95,360	82,446	82,446
Cash and cash equivalents, end of period	78,842	100,744
Oil States International, Inc. (Parent/Guarantor) [Member]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(54,893)	(38,873)
Cash flows from investing activities:
Capital expenditures, including capitalized interest	(195)	(250)
Net cash flows used in investing activities	(195)	(250)
Cash flows from financing activities:
Revolving credit borrowings and (repayments), net	(346,742)
6 1/2% senior notes issued	600,000
Term loan repayments	(5,000)
Debt and capital lease repayments	(10)	(15)
Issuance of common stock from share-based payment arrangements	9,792	7,288
Excess tax benefits from share-based payment arrangements	6,198	985
Payment of financing costs	(12,640)
Proceeds from (funding of) accounts and notes with affiliates, net	(161,713)	26,887
Other, net	(2,456)	(1,362)
Net cash flows provided by financing activities	87,429	33,783
Net increase in cash and cash equivalents from continuing operations	32,341	(5,340)
Cash and cash equivalents, beginning of period	(180)	7,148	7,148
Cash and cash equivalents, end of period	32,161	1,808
Consolidating Adjustment [Member]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	0	0
Cash flows from investing activities:
Capital expenditures, including capitalized interest	0	0
Acquisitions of businesses, net of cash acquired	0
Proceeds from (funding of) accounts and notes receivable with affiliates, net	0
Other, net	0	0
Net cash flows used in investing activities	0	0
Cash flows from financing activities:
Revolving credit borrowings and (repayments), net	0
6 1/2% senior notes issued	0
Term loan repayments	0
Debt and capital lease repayments	0	0
Issuance of common stock from share-based payment arrangements	0	0
Excess tax benefits from share-based payment arrangements	0	0
Payment of financing costs	0
Proceeds from (funding of) accounts and notes with affiliates, net	0	0
Other, net	0	0
Net cash flows provided by financing activities	0	0
Effect of exchange rate changes on cash	0	0
Net increase in cash and cash equivalents from continuing operations	0	0
Net cash used in discontinued operations - operating activities	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0

Condensed Consolidating Financial Information (Details Textuals) (6 1/2% senior notes [Member])	Jun. 30, 2011	Jun. 01, 2011
6 1/2% senior notes [Member]
Debt Instrument [Line Items]
Interest rate	6.50%	6.50%